File No. 33-81784
811-8642

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.
☑	Post-Effective Amendment No. 21

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 18
(Exact Name of Registrant)
Ohio National Variable Account D
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100

(Name and Address of Agent for Service)
Marc L. Collins, Second Vice President and Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.
It is proposed that this filing will become effective (check appropriate space):
☐ immediately upon filing pursuant to paragraph (b)

☑ on May 1, 2007, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on (date) pursuant to paragraph (a)(i) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Retirement Advantage
Ohio National Variable Account D
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654
for
Group Variable Annuity Contracts
This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.
Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.
The contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	state and municipal deferred compensation plans, and

•	non-tax-qualified plans.
The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.
You may direct the allocation of contributions to up to 18 investment options, including the variable subaccounts of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Prudential Series Fund, Inc., PIMCO Variable Insurance Trust, Royce Capital Fund, and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.
You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.
Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contract that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.
May 1, 2007
Form V-4827

Available Funds
The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Adviser (Subadviser)
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Money Market Portfolio	Ohio National Investments, Inc.
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
International Portfolio	(Federated Global Investment Management Corp.)
International Small Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management Inc.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Small Cap Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
High Income Bond Portfolio	(Federated Investment Management Company)
Blue Chip Portfolio	(Federated Equity Management Company of Pennsylvania)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/ mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity (formerly Covered Call) Portfolio	(ICON Advisers, Inc.)
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Calvert Variable Series, Inc.
Social Equity Portfolio	(Atlanta Capital Management Company, L.L.C.)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Fidelity® Variable Insurance Products Fund Service Class 2
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP Mid Cap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity Income Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.
Janus Adviser Series
Janus Adviser Large Cap Growth Fund	Janus Capital Management LLC
Janus Adviser Worldwide Fund	Janus Capital Management LLC
Janus Adviser Balanced Fund	Janus Capital Management LLC
Janus Adviser International Fund	Janus Capital Management LLC
J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement Small Cap Portfolio	Lazard Asset Management
Lazard Retirement Emerging Markets Portfolio	Lazard Asset Management
Lazard Retirement International Equity Portfolio	Lazard Asset Management
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management
Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Investors Portfolio	(ClearBridge Advisors, LLC)
MFS® Variable Insurance TrustSM (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc.
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio Royce Micro-Cap Portfolio	Royce & Associates, LLC Royce & Associates, LLC
Van Kampen Universal Institutional Funds
U.S. Real Estate Portfolio	Van Kampen*
Core Plus Fixed Income Portfolio	Van Kampen*

*	Morgan Stanley Investment Management Inc., the investment adviser to this portfolio, does business in certain instances as Van Kampen.
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Glossary
Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.
Annuity Unit — After annuity payments begin, the amount of each payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.
Subaccount — A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.
Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.
Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.
VAD (Variable Account D) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.
Withdraw — To receive part of the contract’s value without entirely redeeming the contract.
Fee Table
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge

The Surrender Charge is a percentage of value withdrawn; the percentage	1st	7%
varies with the number of years from the establishment of each	2nd	6%
participant’s account. (No charge for withdrawals for plan payments.)	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%
Transfer Fee (this fee is currently being waived)		$5
Premium Tax (charged upon annuitization)		0.5% to 5.0% depending on state law
The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.
Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%

Total Separate Account Annual Expenses	1.35%
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The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	4.45%
Example
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.
The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.
The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,272	$2,207	$3,131	$5,573

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$578	$1,719	$2,843	$5,573
Accumulation Unit Values
This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added

January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added

November 1, 1999	Ohio National Fund Capital Growth, High Income Bond, and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds U.S. Real Estate portfolio were added

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products Fund portfolios were added

May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) were no longer available in new contracts
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November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added

November 1, 2002	PIMCO Variable Insurance Trust funds were added

May 1, 2003	Dreyfus Variable Investment Fund and Royce Capital Fund added. Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers

October 1, 2003	Fidelity VIP Equity-Income Portfolio was added, Janus Adviser International Portfolio was added, PBHG Insurance Fund was added, The Prudential Series Fund was added, UBS Series Trust was added, Van Kampen Core Plus Fixed Income Portfolio was added.

May 1, 2004	PBHG Series Trust were no longer available for new contracts. The Strong Variable Insurance Funds, Inc. were no longer available in new contracts.

May 1, 2005	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added. Salomon Brothers Variable Series, All Cap Fund and Investors Fund added. The Lazard Retirement Series Lazard Retirement International Equity Portfolio and Equity Portfolio were added. Franklin Templeton Variable Insurance Products Trust funds were added.

May 1, 2006	Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund. Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc.

May 1, 2007	Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization and Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization.

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value. The information in the table for the last five calendar years is also included in VAD’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review VAD’s financial statements which are contained in the Statement of Additional Information.
Financial Statements
The complete financial statements of VAD and Ohio National Life may be found in the Statement of Additional Information.
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The Ohio National Companies
Ohio National Life
Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $22.6 billion and equity of approximately $1.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.
Ohio National Variable Account D
We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant’s account values may not be allocated to more than 18 investment options, including the variable subaccounts and the Guaranteed Account, at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.
The assets of each subaccount of VAD are invested at net asset value in Fund shares.
The Funds
The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.
The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.
Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.
For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.
Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.
The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.
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Mixed and Shared Funding
In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.
Voting Rights
We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. There is no minimum number of contract owners required to reach a quorum. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAD.
The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.
Distribution of the Contracts
The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”) another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.
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Deductions and Expenses
Surrender Charge
There is no deduction from contributions to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge equals a percent of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Year of
Withdrawal	Percentage

1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 and later	0%
The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.
Deduction for Account Expenses
At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for account administrative expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.
Deduction for Mortality and Expense Fees
We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.
For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.
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Limitations on Deductions
The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.
Transfer Fee
We may charge a transfer fee of $5 for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. We are not currently charging this fee. Other restrictions on transfers may apply. See “Transfers among Subaccounts” below.
Deduction for State Premium Tax
Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.
Fund Expenses
There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.
Description of the Contracts
Accumulation
Contribution Provisions
The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.
Accumulation Units
The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.
Crediting Accumulation Units
Your registered representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You
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must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.
Allocation of Contributions
You may allocate contributions among up to 18 investment options, including variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.
Accumulation Unit Value and Contract Value
We set the original accumulation unit value of each subaccount of VAD at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.
Net Investment Factor
The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:
(a) is

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative expenses and risk undertakings.
Surrender and Withdrawal
You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see “Federal Tax Status.”
If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.
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The right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange or certain electronic exchanges are closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts
You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of the calendar year may be transferred to variable Funds during that calendar year.
We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.
Certain third parties may offer you asset allocation or timing services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. We do not endorse, approve or recommend these services.
We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.
The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.
Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.
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Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.
We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.
Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.
Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.
Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts.
We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.
Electronic Access
If you give us authorization, contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our web site. You may only make one telephone, facsimile or electronic (collectively, “electronic”) transfer per day.
Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time), will not become effective until the next business day.
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We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant’s death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.
Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.
We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.
Payment of Plan Benefits
At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.
Guaranteed Account
The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.
The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.
We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.
The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (unless such lower rate is permitted by state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.
We guarantee that the guaranteed value of a contract will never be less than:

•	the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any withdrawal charges, state premium taxes and transfer fees.
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No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.
Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.
We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:
      x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and
      y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.
The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).
The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.
Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.
Annuity Benefits
Purchasing an Annuity
At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates no matter how long the annuitant (and any joint annuitant) may live.
Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.
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Annuity Options
You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):	Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):	Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
We may agree to other settlement options.
Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.
Determination of Amount of the First Variable Annuity Payment
To determine the first payment under a variable annuity, we apply the participant’s account value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant’s first annuity payment.
If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.
Annuity Units and Variable Payments
After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.
The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.
The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.
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The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.
Transfers after Annuity Purchase
After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.
Other Contract Provisions
Assignment
Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.
Reports and Confirmations
Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.
We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.
Substitution for Fund Shares
If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.
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Contract Owner Inquiries
Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).
Performance Data
We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.
Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.
We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.
Federal Tax Status
The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.
We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code.
The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.
The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.
As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look
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only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.
When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.
A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulation value in lieu of annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant’s “investment in the contract.” Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.
There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

•	incident to divorce.
If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.
Tax-Deferred Annuities
Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts received may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an
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automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.
With respect to earnings accrued and purchase payments made after December 31, 1988, for contracts set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.
In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.
Qualified Pension or Profit-Sharing Plans
Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.
The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If such a distribution is received, the participant may be able to make a “tax-free rollover” of the distribution into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant’s surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.
Withholding on Annuity Payments
Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. (Different rules apply for tax-qualified plans.) This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.
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Appendix A

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund, Inc.:

Equity	1997	$14.24	$16.61	74,941
	1998	16.61	17.32	107,618
	1999	17.32	20.49	123,655
	2000	20.49	18.87	114,667
	2001	18.87	17.05	115,133
	2002	17.05	13.67	123,529
	2003	13.67	19.47	149,235
	2004	19.47	21.60	163,717
	2005	21.60	22.61	137,802
	2006	22.61	23.80	119,200

Money Market	1997	10.74	11.16	32,475
	1998	11.16	11.61	48,567
	1999	11.61	12.03	72,108
	2000	12.03	12.62	56,828
	2001	12.62	12.92	71,555
	2002	12.92	12.93	113,201
	2003	12.93	12.85	103,074
	2004	12.85	12.81	97,121
	2005	12.81	13.01	131,260
	2006	13.01	13.45	125,710

Bond	1997	11.47	12.37	12,237
	1998	12.37	12.84	16,940
	1999	12.84	12.74	41,686
	2000	12.74	13.31	44,642
	2001	13.31	14.23	22,694
	2002	14.23	15.26	34,951
	2003	15.26	16.63	36,807
	2004	16.63	17.38	38,854
	2005	17.38	17.22	28,735
	2006	17.22	17.74	30,295

Omni	1997	13.39	15.61	98,309
	1998	15.61	16.10	146,331
	1999	16.10	17.68	143,525
	2000	17.68	14.86	115,175
	2001	14.86	12.74	102,201
	2002	12.74	9.71	101,108
	2003	9.71	12.09	107,499
	2004	12.09	12.78	105,359
	2005	12.78	13.80	58,780
	2006	13.80	15.43	56,717
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	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

International	1997	$12.71	$12.81	100,959
	1998	12.81	13.13	110,066
	1999	13.13	21.69	96,945
	2000	21.69	16.65	102,308
	2001	16.65	11.57	107,016
	2002	11.57	9.06	106,506
	2003	9.06	11.85	119,396
	2004	11.85	13.21	117,465
	2005	13.21	14.26	96,914
	2006	14.26	16.78	96,649

International Small Company	1997	11.92	13.14	16,765
	1998	13.14	13.42	12,900
	1999	13.42	27.61	14,362
	2000	27.61	18.99	18,696
	2001	18.99	13.25	17,022
	2002	13.25	11.11	18,382
	2003	11.11	16.88	22,382
	2004	16.88	20.13	26,983
	2005	20.13	25.62	30,976
	2006	25.62	31.94	35,636

Capital Appreciation	1997	13.32	15.14	78,535
	1998	15.14	15.82	72,571
	1999	15.82	16.62	77,142
	2000	16.62	21.56	61,277
	2001	21.56	23.34	58,461
	2002	23.34	18.39	62,081
	2003	18.39	23.86	69,937
	2004	23.86	26.49	77,484
	2005	26.49	27.51	51,407
	2006	27.51	31.59	39,212

Millennium	1997	14.99	16.05	78,648
	1998	16.05	17.51	91,751
	1999	17.51	35.66	109,169
	2000	35.66	31.24	112,051
	2001	31.24	25.16	103,072
	2002	25.16	16.70	90,903
	2003	16.70	22.68	97,339
	2004	22.68	24.83	89,408
	2005	24.83	24.50	61,317
	2006	24.50	25.95	46,632
Form V-4827

22

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Aggressive Growth	1997	$12.49	$13.87	21,702
	1998	13.87	14.76	38,333
	1999	14.76	15.40	36,760
	2000	15.40	11.04	40,338
	2001	11.04	7.43	51,052
	2002	7.43	5.28	59,086
	2003	5.28	6.85	74,403
	2004	6.85	7.37	75,111
	2005	7.37	8.24	43,367
	2006	8.24	8.60	37,755

Small Cap Growth	1997	10.00	9.56	12,433
	1998	9.56	10.27	23,776
	1999	10.27	20.76	27,196
	2000	20.76	17.03	37,758
	2001	17.03	10.17	31,749
	2002	10.17	7.11	31,437
	2003	7.11	10.19	31,259
	2004	10.19	11.21	32,381
	2005	11.21	11.78	20,035
	2006	11.78	14.60	17,514

Mid Cap Opportunity	1997	10.00	13.48	11,608
	1998	13.48	14.24	71,864
	1999	14.24	22.80	113,670
	2000	22.80	20.63	120,285
	2001	20.63	17.71	102,074
	2002	17.71	13.00	98,055
	2003	13.00	18.77	98,211
	2004	18.77	21.03	100,292
	2005	21.03	22.82	71,529
	2006	22.82	24.69	62,753

S&P 500 Index	1997	10.00	13.00	26,903
	1998	13.00	16.68	112,232
	1999	16.68	20.67	177,053
	2000	20.67	18.43	189,273
	2001	18.43	15.76	182,773
	2002	15.76	12.03	202,583
	2003	12.03	15.17	221,376
	2004	15.17	16.51	236,654
	2005	16.51	17.02	175,266
	2006	17.02	19.36	164,844

Capital Growth	2000	10.00	10.36	12,119
	2001	10.36	8.73	13,710
	2002	8.73	4.99	21,126
	2003	4.99	6.90	30,908
	2004	6.90	8.15	34,574
	2005	8.15	8.25	26,840
	2006	8.25	9.78	21,897
Form V-4827

23

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

High Income Bond	2000	$10.00	$9.42	1,149
	2001	9.42	9.70	2,250
	2002	9.70	9.94	7,301
	2003	9.94	12.05	18,410
	2004	12.05	13.15	28,689
	2005	13.15	13.37	30,240
	2006	13.37	14.53	39,430

Blue Chip	2000	10.00	10.33	262
	2001	10.33	9.76	1,076
	2002	9.76	7.76	5,280
	2003	7.76	9.69	13,180
	2004	9.69	10.48	18,235
	2005	10.48	10.83	13,814
	2006	10.83	12.43	18,587

Nasdaq-100 Index	2000	10.00	6.03	131
	2001	6.03	4.01	4,606
	2002	4.01	2.48	31,591
	2003	2.48	3.62	49,264
	2004	3.62	3.93	61,454
	2005	3.93	3.93	57,491
	2006	3.93	4.13	59,086

Bristol	2002	10.00	7.83	0
	2003	7.83	10.23	144
	2004	10.23	10.97	1,506
	2005	10.97	12.12	1,741
	2006	12.12	13.93	2,305

Bryton Growth	2002	10.00	6.82	74
	2003	6.82	9.12	1,513
	2004	9.12	9.68	3,574
	2005	9.68	9.96	3,733
	2006	9.96	11.47	4,447

Balanced	2005	10.00	10.69	23
	2006	10.69	11.93	610

US Equity	2005	10.00	11.49	3
	2006	11.49	12.24	190

Covered Call	2005	10.00	10.62	1,172
	2006	10.62	10.92	1,010
Dow Target Variable Fund LLC:

Dow 10 First Quarter	2001	10.00	9.73	12
	2002	9.73	8.57	49
	2003	8.57	10.59	750
	2004	10.59	10.78	961
	2005	10.78	9.97	343
	2006	9.97	12.68	412
Form V-4827

24

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Dow 10 Second Quarter	2000	$10.00	$11.00	10
	2001	11.00	10.63	73
	2002	10.63	9.79	107
	2003	9.79	12.40	903
	2004	12.40	12.47	972
	2005	12.47	11.99	197
	2006	11.99	15.33	256

Dow 10 Third Quarter	2000	10.00	11.62	32
	2001	11.62	11.08	40
	2002	11.08	10.00	124
	2003	10.00	12.29	431
	2004	12.29	12.53	565
	2005	12.53	11.69	184
	2006	11.69	14.76	244

Dow 10 Fourth Quarter	2000	10.00	11.63	36
	2001	11.63	11.29	63
	2002	11.29	10.51	104
	2003	10.51	12.84	369
	2004	12.84	12.81	500
	2005	12.81	12.07	158
	2006	12.07	15.18	258

Dow 5 First Quarter	2005	10.00	11.42	92
	2006	11.42	15.87	90

Dow 5 Second Quarter	2005	10.00	12.35	89
	2006	12.35	16.80	90

Dow 5 Third Quarter	2005	10.00	9.29	117
	2006	9.29	12.51	117

Dow 5 Fourth Quarter	2005	10.00	12.59	90
	2006	12.59	17.18	127
Goldman Sachs Variable Insurance Trust:

Goldman Sachs Growth & Income	2000	10.00	9.87	1,035
	2001	9.87	8.83	2,196
	2002	8.83	7.73	9,051
	2003	7.73	9.48	13,914
	2004	9.48	11.11	17,151
	2005	11.11	11.39	23,529
	2006	11.39	13.79	23,462

Goldman Sachs Structured Equity	2000	10.00	9.74	1,307
	2001	9.74	8.46	1,864
	2002	8.46	6.52	3,664
	2003	6.52	8.32	6,134
	2004	8.32	9.45	9,874
	2005	9.45	9.93	13,350
	2006	9.93	11.06	14,273
Form V-4827

25

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Goldman Sachs Capital Growth	1999	$10.00	$11.17	4
	2000	11.17	10.15	1,883
	2001	10.15	8.56	3,185
	2002	8.56	6.39	11,143
	2003	6.39	7.80	21,564
	2004	7.80	8.40	21,515
	2005	8.40	8.53	10,717
	2006	8.53	9.14	10,966
Janus Adviser Series:

Large Cap Growth	1999	10.00	11.64	87
	2000	11.64	9.98	26,949
	2001	9.98	7.56	41,550
	2002	7.56	5.48	69,415
	2003	5.48	7.04	96,641
	2004	7.04	7.26	97,500
	2005	7.26	7.45	85,625
	2006	7.45	8.09	92,040

International Growth	2003	10.00	11.33	89
	2004	11.33	13.39	3,241
	2005	13.39	17.41	16,039
	2006	17.41	24.84	36,612

Worldwide	1999	10.00	13.21	39
	2000	13.21	11.13	46,591
	2001	11.13	8.66	52,002
	2002	8.66	6.33	61,168
	2003	6.33	7.67	82,882
	2004	7.67	7.92	80,973
	2005	7.92	8.29	65,860
	2006	8.29	9.57	57,039

Balanced	1999	10.00	11.01	2,432
	2000	11.01	10.63	36,533
	2001	10.63	9.98	44,094
	2002	9.98	9.20	73,680
	2003	9.20	10.35	105,520
	2004	10.35	11.07	115,525
	2005	11.07	11.76	96,811
	2006	11.76	12.81	91,807
J.P. Morgan Series Trust II:

JPMorgan Small Company	2002	10.00	8.64	2,034
	2003	8.64	11.59	2,063
	2004	11.59	14.55	9,281
	2005	14.55	14.84	13,089
	2006	14.84	16.85	12,806
Form V-4827

26

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

JPMorgan Mid Cap Value	2002	$10.00	$10.90	6,324
	2003	10.90	13.94	14,655
	2004	13.94	16.65	16,390
	2005	16.65	17.94	19,495
	2006	17.94	20.68	23,825
Lazard Retirement Series, Inc.:

Lazard Retirement Small Cap	1999	10.00	10.53	3
	2000	10.53	12.58	709
	2001	12.58	14.73	8,224
	2002	14.73	11.96	22,276
	2003	11.96	16.19	30,489
	2004	16.19	18.36	36,028
	2005	18.36	18.84	37,087
	2006	18.84	21.57	39,689

Lazard Retirement Emerging Markets	2000	10.00	8.88	461
	2001	8.88	8.31	711
	2002	8.31	8.08	7,972
	2003	8.08	12.19	15,617
	2004	12.19	15.71	21,433
	2005	15.71	21.82	37,299
	2006	21.82	27.98	48,160

Lazard Retirement International Equity	2005	10.00	11.43	1,105
	2006	11.43	13.82	3,156

Lazard Retirement Equity	2005	10.00	10.59	53
	2006	10.59	12.28	480
MFS Variable Insurance Trust:

New Discovery	2002	10.00	7.77	917
	2003	7.77	10.23	3,542
	2004	10.23	10.72	8,114
	2005	10.72	11.11	6,632
	2006	11.11	12.39	5,837

Investors Growth Stock	2002	10.00	7.64	628
	2003	7.64	9.24	9,461
	2004	9.24	9.94	20,339
	2005	9.94	10.22	20,164
	2006	10.22	10.82	19,841

Mid Cap Growth	2002	10.00	6.19	1,124
	2003	6.19	8.35	6,156
	2004	8.35	9.42	10,292
	2005	9.42	9.56	10,191
	2006	9.56	9.65	10,524
Form V-4827

27

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Total Return	2001	$10.00	$10.25	158
	2002	10.25	9.58	8,704
	2003	9.58	10.96	29,795
	2004	10.96	12.01	57,107
	2005	12.01	12.16	65,628
	2006	12.16	13.39	62,425
Wells Fargo Advantage Funds

Wells Fargo Advantage VT Discovery	1999	10.00	12.91	3
	2000	12.91	10.85	12,585
	2001	10.85	7.41	15,952
	2002	7.41	4.57	19,814
	2003	4.57	6.05	30,930
	2004	6.05	7.11	37,974
	2005	7.11	7.69	26,623
	2006	7.69	8.70	27,206

Wells Fargo Advantage VT Opportunity	2000	10.00	11.73	4,565
	2001	11.73	11.15	5,945
	2002	11.15	8.05	19,817
	2003	8.05	10.88	25,178
	2004	10.88	12.69	21,788
	2005	12.69	13.51	22,078
	2006	13.51	14.96	19,785

Wells Fargo Advantage VT Small/ Mid Cap Value	2000	10.00	10.94	182
	2001	10.94	11.24	18
	2002	11.24	8.52	232
	2003	8.52	11.63	342
	2004	11.63	13.40	410
	2005	13.40	15.41	0
	2006	15.41	17.59	29
(Van Kampen) The Universal Institutional Funds:

U.S. Real Estate	2000	10.00	12.94	233
	2001	12.94	14.02	838
	2002	14.02	13.72	1,125
	2003	13.72	18.62	2,019
	2004	18.62	25.06	11,818
	2005	25.06	28.94	18,414
	2006	28.94	39.42	27,066

Core Plus Fixed Income	2003	10.00	10.06	113
	2004	10.06	10.36	222
	2005	10.36	10.65	3,455
	2006	10.65	10.91	3,744
Form V-4827

28

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Fidelity Variable Insurance Products Fund Service Class 2:

VIP Contrafund	2000	$10.00	$9.23	317
	2001	9.23	7.97	1,061
	2002	7.97	7.11	16,282
	2003	7.11	8.99	38,442
	2004	8.99	10.22	71,449
	2005	10.22	11.76	112,101
	2006	11.76	12.93	151,318

VIP Mid Cap	2000	10.00	11.15	911
	2001	11.15	10.61	4,838
	2002	10.61	9.42	24,125
	2003	9.42	12.85	30,283
	2004	12.85	15.81	79,390
	2005	15.81	18.41	83,058
	2006	18.41	20.42	91,242

VIP Growth	2000	10.00	8.46	813
	2001	8.46	6.85	4,076
	2002	6.85	4.71	27,296
	2003	4.71	6.16	54,031
	2004	6.16	6.27	67,649
	2005	6.27	6.53	66,515
	2006	6.53	6.86	57,664

VIP Equity Income	2003	10.00	11.14	3,188
	2004	11.14	12.23	13,999
	2005	12.23	12.74	18,041
	2006	12.74	15.08	27,065
PIMCO Variable Insurance Trust Administrative Shares:

Real Return	2003	10.00	11.14	11,067
	2004	11.14	11.97	32,593
	2005	11.97	12.06	47,758
	2006	12.06	11.99	59,675

Total Return	2003	10.00	10.65	7,426
	2004	10.65	11.02	13,908
	2005	11.02	11.14	18,774
	2006	11.14	11.41	26,369

Global Bond	2003	10.00	11.80	11,268
	2004	11.80	12.88	15,730
	2005	12.88	11.86	10,253
	2006	11.86	12.25	10,866
Form V-4827

29

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Calvert Variable Series, Inc.:

Social Equity	2003	$10.00	$6.58	17,314
	2004	6.58	6.95	15,497
	2005	6.95	7.17	12,587
	2006	7.17	7.79	11,095
Dreyfus Variable Investment Fund:

Appreciation	2003	10.00	11.69	135
	2004	11.69	12.09	365
	2005	12.09	12.42	1,886
	2006	12.42	14.24	2,426
Royce Capital Fund:

Small Cap	2003	10.00	13.96	5,319
	2004	13.96	17.21	20,713
	2005	17.21	18.44	38,922
	2006	18.44	21.02	51,615

Micro-Cap	2003	10.00	14.69	2,557
	2004	14.69	16.50	18,662
	2005	16.50	18.17	15,176
	2006	18.17	21.70	18,221
The Prudential Series Fund, Inc.:

Jennison	2003	10.00	10.79	2
	2004	10.79	11.62	5
	2005	11.62	13.07	647
	2006	13.07	13.08	1,580

Jennison 20/20 Focus	2003	10.00	11.02	5
	2004	11.02	12.54	1,441
	2005	12.54	15.00	2,599
	2006	15.00	16.82	9,871
Old Mutual Insurance Series Fund:

Technology & Communication	2003	10.00	10.86	44
	2004	10.86	11.41	618
	2005	11.41	12.37	1,618
	2006	12.37	12.78	1,248
UBS Series Trust:

U.S. Allocation	2004	10.00	11.86	33
	2005	11.86	12.48	276
	2006	12.48	13.67	138
Form V-4827

30

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities	2005	$10.00	$10.37	6,367
	2006	10.37	12.10	26,702

Franklin Flex Cap Growth Securities	2005	10.00	11.14	4
	2006	11.14	11.56	82

Templeton Foreign Securities	2005	10.00	11.18	4,710
	2006	11.18	13.40	8,065
Legg Mason Partners Variable Equity Trust (formerly Legg Mason Partners Variable Portfolio I, Inc.):

Legg Mason Partners Fundamental Value (formerly Legg Mason Partners All Cap)	2005	10.00	10.94	11
	2006	10.94	12.75	98

Legg Mason Partners Investors	2006	11.00	12.84	91
Form V-4827

31

Statement of Additional Information Contents

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements
Form V-4827

32

Ohio National Variable Account D
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone 800-366-6654
Statement of Additional Information
May 1, 2007
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D (“VAD”) group variable annuity contracts dated May 1, 2007. To get a free copy of the VAD prospectus, write or call us at the above address.

Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements
Group Retirement Advantage

Custodian
U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian of VAD’s assets.
Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account D and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2006	$193,695	None
2005	$204,951	None
2004	$269,299	None

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2006, was 5.06%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)(exponent n) = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.
The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2006 (assuming surrender of the contract then) are as follows:

							Since
	Fund	Life of				Subaccount	Subaccount
	Inception	Fund	1 Year	5 Year	10 Year	Inception	Inception
Ohio National Fund, Inc.
Aggressive Growth Portfolio	3/31/1995	-1.28%	-2.63%	2.42%	—	3/31/95	-1.28%
Balanced Portfolio	5/3/2004	9.70%	4.62%	—	—	5/2/05	7.82%
Blue Chip Portfolio	5/1/1998	2.83%	7.80%	4.46%	—	11/1/99	3.09%
Bond Portfolio	11/2/1982	6.06%	-3.95%	4.00%	6.02%	4/2/92	4.96%
Bristol Portfolio	5/1/2002	7.36%	7.87%	—	—	5/1/02	6.86%
Bryton Growth Portfolio	5/1/2002	2.99%	8.19%	—	—	5/1/02	2.41%
Capital Appreciation Portfolio	4/30/1994	10.20%	7.82%	5.77%	10.03%	9/1/94	9.97%
Capital Growth Portfolio	5/1/1998	9.14%	11.53%	1.74%	—	11/1/99	-0.31%
Covered Call Portfolio	5/3/2004	4.09%	-4.23%	—	—	5/2/05	1.89%
Equity Portfolio	1/14/1971	8.18%	-1.75%	6.43%	7.92%	4/2/92	7.49%
High Income Bond Portfolio	5/1/1998	4.02%	1.67%	7.98%	—	11/1/99	5.35%
International Portfolio	5/3/1993	5.89%	10.64%	7.26%	2.57%	5/3/93	5.86%
International Small Company Portfolio	3/31/1995	10.39%	17.67%	18.94%	—	3/31/95	10.39%
Mid Cap Opportunity Portfolio	1/3/1997	9.46%	1.19%	6.40%	—	1/3/97	9.47%
Millennium Portfolio	4/30/1994	9.53%	-1.05%	0.03%	9.31%	4/30/94	9.54%
Money Market Portfolio	7/31/1980	4.58%	-3.63%	0.21%	2.55%	4/2/92	2.44%
Nasdaq-100 Index Portfolio	5/1/2000	-12.41%	-1.81%	0.01%	—	5/1/00	-12.74%
Omni Portfolio	9/10/1984	6.12%	4.81%	3.39%	2.65%	4/2/92	4.33%
S&P 500 Index Portfolio	1/3/1997	6.84%	6.77%	3.69%	—	1/3/97	6.84%
Small Cap Growth Portfolio	1/2/1997	3.86%	16.93%	7.05%	—	1/2/97	3.86%
U.S. Equity Portfolio	5/3/2004	-0.51%	-0.51%	—	—	5/2/05	9.56%
Calvert Variable Series, Inc.
Social Equity Portfolio	4/30/2002	4.81%	1.59%	—	—	5/1/03	8.83%
Dreyfus Variable Investment Fund
Appreciation Portfolio	12/31/1999	1.19%	7.66%	3.02%	—	5/1/03	9.29%
Fidelity® Variable Insurance Products
VIP Contrafund®Portfolio	1/31/1995	12.52%	2.95%	9.75%	12.26%	5/1/00	3.81%
VIP Growth Portfolio	10/31/1986	8.90%	-1.84%	-0.57%	8.03%	5/1/00	-5.70%
VIP Mid Cap Portfolio	12/31/1998	17.06%	3.91%	13.62%	11.85%	5/1/00	11.23%
VIP Equity-Income Portfolio	10/1/2003	9.72%	11.34%	6.79%	—	10/1/03	12.56%
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	1/24/1989	8.22%	9.67%	10.46%	—	5/2/05	8.76%
Franklin Flex Cap Growth Securities Fund	3/1/2005	10.54%	-1.79%	—	—	5/2/05	5.70%
Templeton Foreign Securities Fund	5/1/1992	6.33%	12.83%	9.40%	—	5/2/05	16.04%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth & Income Fund	1/12/1998	4.00%	14.00%	8.89%	—	11/1/99	4.59%
Goldman Sachs Structured U.S. Equity Fund	2/12/1998	3.93%	4.39%	5.01%	—	11/1/99	1.42%
Goldman Sachs Capital Growth Fund	4/30/1998	1.66%	0.12%	0.74%	—	11/1/99	-1.25%
Janus Adviser Series
Balanced Portfolio	5/1/1997	9.91%	2.25%	4.80%	—	5/1/00	2.16%
Growth Portfolio	5/1/1997	7.09%	2.90%	1.34%	—	5/1/00	-6.10%
Worldwide Portfolio	5/1/1997	9.67%	9.63%	1.97%	—	5/1/00	-5.46%
International Growth Portfolio	10/1/2003	13.85%	38.07%	16.46%	—	10/1/03	31.72%
J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/1995	9.53%	6.48%	8.11%	9.47%	11/1/01	10.38%
JPMorgan Mid Cap Value Portfolio	9/28/2001	15.11%	8.29%	13.19%	—	11/1/01	14.91%
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	11/4/1997	7.83%	7.53%	7.49%	—	5/1/00	9.69%
Lazard Retirement Emerging Markets Portfolio	11/3/1997	10.15%	21.22%	27.24%	—	5/1/00	14.54%
Lazard Retirement Equity Portfolio	3/18/1998	3.79%	8.92%	5.20%	—	5/2/05	9.79%
Lazard Retirement International Equity Portfolio	9/1/1998	4.96%	13.90%	10.44%	—	5/2/05	18.30%
Legg Mason Partners Variable Portfolios I, Inc.
Legg Mason Partners Variable All Cap Portfolio	2/17/1998	8.96%	9.54%	4.85%	—	5/2/05	12.42%
Legg Mason Partners Variable Investors Portfolio	2/17/1998	6.27%	9.69%	5.29%	—	5/2/05	12.95%
MFS®Variable Insurance Trust
MFS®New Discovery Series	5/1/2000	-1.09%	4.43%	0.83%	—	11/1/01	3.90%
MFS®Investors Growth Stock Series	5/1/2000	-5.84%	-1.12%	-0.40%	—	11/1/01	1.17%
MFS®Mid Cap Growth Series	5/1/2000	-5.60%	-6.06%	-3.43%	—	11/1/01	-1.09%
MFS®Total Return Series	5/1/2000	5.78%	3.14%	4.99%	—	11/1/01	5.51%
PIMCO Variable Insurance Trust
Real Return Portfolio	11/1/2002	6.96%	-7.62%	5.60%	—	11/1/02	3.82%
Total Return Portfolio	11/1/2002	4.30%	-4.53%	3.12%	—	11/1/02	2.57%
Global Bond Portfolio	11/1/2002	6.89%	-3.74%	—	—	11/1/02	4.38%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio	10/1/2003	6.17%	5.10%	7.75%	—	10/1/03	16.52%
Jennison Portfolio	10/1/2003	7.72%	-6.98%	0.46%	—	10/1/03	7.59%
Royce Capital Fund
Royce Micro-Cap Portfolio	12/31/1996	15.02%	12.46%	12.34%	—	5/1/03	22.93%
Royce Small-Cap Portfolio	12/31/1996	13.44%	7.03%	12.71%	—	5/1/03	21.85%
(Van Kampen) The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	10/1/2003	4.62%	-4.65%	2.92%	—	10/1/03	1.53%
U.S. Real Estate Portfolio	3/3/1997	14.78%	29.21%	22.71%	—	11/1/02	29.91%

3

The “Returns in VAD” are the standardized total returns from the time these Funds were added to VAD through December 31, 2006. The Ohio National Fund Capital Growth, High Income Bond and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Adviser Series, Lazard Retirement Series, and Van Kampen U.S. Real Estate Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The Ohio National Fund Bristol and Bryton Growth portfolios were added May 1, 2002. The PIMCO Variable Insurance Trust portfolios were added November 1, 2002. Dreyfus Variable Investment, Royce Capital, and Calvert Variable Series Funds were added May 1, 2003. The Fidelity VIP Equity-Income, Janus Adviser International, Jennison, Jennison 20/20, UBS Tactical Allocation, and Van Kampen UIF Core Plus Fixed Income portfolios were added October 1, 2003.

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2006 and 2005
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 2(n) to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts .
/s/ KPMG LLP
Columbus, OH
April 24, 2007

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2006 and 2005
(Dollars in thousands, except share amounts)

	2006	2005
Assets
Investments (notes 5, 10, and 11):
Securities available-for-sale, at fair value:
Fixed maturities	$5,135,429	6,007,446
Fixed maturities securities on loan	1,101,587	577,985
Equity securities	25,077	22,213
Fixed maturities held-to-maturity, at amortized cost	440,302	511,719
Trading securities, at fair value:
Reinsurance portfolio	5,044	6,697
Seed money	1,978	1,429
Mortgage loans on real estate, net	1,271,736	1,264,158
Real estate, net	4,581	5,959
Policy loans	216,703	195,242
Other long-term investments	14,950	12,996

Total investments	8,217,387	8,605,844

Cash	29,713	76,491
Accrued investment income	92,478	96,016
Deferred policy acquisition costs	868,665	774,299
Reinsurance recoverable (note 16)	1,443,263	1,354,499
Other assets (note 8)	61,120	55,129
Federal income tax receivable	—	4,239
Assets held in separate accounts (note 10)	5,163,034	3,702,369

Total assets	$15,875,660	14,668,886

Liabilities and Stockholder’s Equity
Future policy benefits and claims (note 6)	$8,865,273	9,121,942
Policyholders’ dividend accumulations	55,098	56,372
Other policyholder funds	40,952	41,255
Notes payable (net of unamortized discount of $427 in 2006 and $450 in 2005) (note 7)	99,573	99,550
Federal income taxes (note 9):
Current	4,973	—
Deferred	102,342	121,204
Other liabilities	170,258	181,370
Liabilities related to separate accounts (note 10)	5,163,034	3,702,369

Total liabilities	14,501,503	13,324,062

Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder’s equity (notes 3 and 13):
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	162,939	162,939
Accumulated other comprehensive income	55,872	103,862
Retained earnings	1,145,346	1,068,023

Total stockholder’s equity	1,374,157	1,344,824

Total liabilities and stockholder’s equity	$15,875,660	14,668,886

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Revenues:
Traditional life insurance premiums	$209,290	187,443	162,789
Annuity premiums and charges	69,548	56,079	48,106
Universal life policy charges	92,748	86,124	83,918
Accident and health insurance premiums	19,614	20,201	20,611
Investment management fees	7,620	6,290	5,144
Change in value of trading portfolio	399	279	(30,860)
Change in value of reinsurance derivatives (notes 2(n) and 16)	63	(204)	31,083
Net investment income (note 5)	543,070	564,385	565,775
Net realized losses on investments (note 5)	(14,613)	(38,355)	(24,109)
Other income	48,896	40,800	32,987

	976,635	923,042	895,444

Benefits and expenses:
Benefits and claims	538,823	525,465	515,268
Provision for policyholders’ dividends on participating policies	34,271	31,709	31,003
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	111,063	90,668	76,032
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,606	(3,544)	(2,480)
Other operating costs and expenses (note 12)	128,246	110,313	102,518

	815,009	754,611	722,341

Income before income taxes and cumulative effect of change in accounting principle	161,626	168,431	173,103

Income taxes (note 9):
Current expense	45,650	24,087	51,560
Deferred expense	8,653	26,550	7,847

	54,303	50,637	59,407

Income before cumulative effect of change in accounting principle	107,323	117,794	113,696

Cumulative effect of change in accounting principle, net of tax (notes 2(n) and 9)	—	—	498

Net income	$107,323	117,794	114,194

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.
Consolidated Statements of Changes in Stockholder’s Equity
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
2004:
Balance, beginning of year	$10,000	149,976	75,614	894,035	1,129,625
Capital contribution from parent (note 13)	—	12,963	—	—	12,963
Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)
Comprehensive income:
Net income	—	—	—	114,194	114,194
Other comprehensive income (note 4)	—	—	77,885	—	77,885

Total comprehensive income					192,079

Balance, end of year	$10,000	162,939	153,499	978,229	1,304,667

2005:
Balance, beginning of year	$10,000	162,939	153,499	978,229	1,304,667
Dividends to stockholder (note 13)	—	—	—	(28,000)	(28,000)
Comprehensive income:
Net income	—	—	—	117,794	117,794
Other comprehensive loss (note 4)	—	—	(49,637)	—	(49,637)

Total comprehensive income					68,157

Balance, end of year	$10,000	162,939	103,862	1,068,023	1,344,824

2006:
Balance, beginning of year	$10,000	162,939	103,862	1,068,023	1,344,824
Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)
Comprehensive income:
Net income	—	—	—	107,323	107,323
Other comprehensive loss (note 4)	—	—	(47,990)	—	(47,990)

Total comprehensive income					59,333

Balance, end of year	$10,000	162,939	55,872	1,145,346	1,374,157

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.
Consolidated Statements of Cash Flows
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Cash flows from operating activities:
Net income	$107,323	117,794	114,194
Adjustments to reconcile net income to net cash provided by operating activities
Proceeds from sale of fixed maturities trading	1,945	1,191	629,870
Proceeds from sale of equity securities trading	—	5,969	—
Cost of fixed maturities trading acquired	(486)	(1,375)	(17,599)
Cost of equity securities trading acquired	—	(2)	—
Interest credited to policyholder account values	293,077	299,990	313,721
Universal life and investment-type product policy fees	(94,465)	(83,796)	(75,841)
Capitalization of deferred policy acquisition costs	(191,910)	(162,034)	(147,012)
Amortization of deferred policy acquisition costs	113,669	87,124	73,552
Amortization and depreciation	1,953	1,433	7,670
Realized losses on invested assets, net	14,613	38,355	24,109
Change in value of trading securities	(399)	(279)	30,860
Deferred federal income tax expense	8,653	26,550	7,847
Cumulative effect of change in accounting principle	—	—	(498)
Change in value of reinsurance derivatives	(63)	204	(31,083)
Decrease in accrued investment income	3,538	2,831	11,503
Increase in other assets	(32,340)	(20,838)	(75,110)
Net increase in Separate Accounts	—	—	10,928
Increase in policyholder liabilities	150,720	84,395	129,931
(Decrease) increase in policyholders’ dividend accumulations and other funds	(1,577)	21,285	(2,715)
Increase (decrease) in current income tax payable	9,212	(21,626)	11,161
(Decrease) increase in other liabilities	(11,049)	16,612	(355,347)
Other, net	6,719	657	(3,231)

Net cash provided by operating activities	379,133	414,440	656,910

Cash flows from investing activities:
Proceeds from maturity of fixed maturities available-for-sale	15,300	49,854	56,508
Proceeds from sale of fixed maturities available-for-sale	602,901	759,844	920,058
Proceeds from sale of equity securities	14,287	5,559	15
Proceeds from maturity of fixed maturities held-to-maturity	90,145	146,607	113,867
Proceeds from the sale of held-to-maturity securities	—	—	9,936
Proceeds from repayment of mortgage loans on real estate	199,707	136,099	161,044
Proceeds from sale of real estate	1,111	2,690	543
Cost of fixed maturities available-for-sale acquired	(386,150)	(868,905)	(1,316,910)
Cost of equity securities acquired	(14,051)	(10,283)	(14,755)
Cost of fixed maturities held-to-maturity acquired	(18,000)	(37,402)	(93,827)
Cost of mortgage loans on real estate acquired	(207,021)	(199,559)	(152,107)
Cost of real estate acquired	(566)	(155)	(252)
Change in policy loans, net	(21,461)	(5,634)	(5,344)
Change in other invested assets, net	(2,387)	2,626	37,831

Net cash provided by (used in) investing activities	273,815	(18,659)	(283,393)

Cash flows from financing activities:
Universal life and investment product account deposits	2,177,981	1,571,730	1,549,369
Universal life and investment product account withdrawals	(2,847,707)	(1,915,582)	(1,894,145)
Dividends paid to parent	(30,000)	(28,000)	(30,000)
Debt repayment	—	—	(35,000)

Net cash used in financing activities	(699,726)	(371,852)	(409,776)

Net (decrease) increase in cash and cash equivalents	(46,778)	23,929	(36,259)

Cash and cash equivalents, beginning of year	76,491	52,562	88,821

Cash and cash equivalents, end of year	$29,713	76,491	52,562

Supplemental disclosures:
Income taxes paid	$35,935	32,720	40,947
Interest paid on notes payable	8,000	8,000	9,683
See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(m)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 55% of total fixed annuity deposits in 2006 and approximately 27% of total fixed annuity deposits in 2005. A change in the status of the Company’s relationship with the largest producer would, at a minimum, require time and effort on the Company’s behalf to replace the stream of new assets. Some of the new production exposure risk is attempted to be mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company’s total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 52% and 55% of total fixed annuity reserves as of December 31, 2006 and 2005, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranty riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB) The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The Annuitization base is equal to premiums less withdrawals rolled up at 6% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves.

As of December 31, 2006, direct G reserves were $10.9 million, ceded G reserves were $(0.1) million and net G reserves were $11.0 million. As of December 31, 2005, direct G reserves were $4.9 million, ceded G reserves were $(0.8) million and net G reserves were $5.8 million.

The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2006 was $64 million, of which $48 million was reinsured, with a net amount at risk of $16 million. The total amount at risk under GMDB features as of December 31, 2005 was $98 million, of which $76 million was reinsured, with a net amount at risk of $22 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 and 64 as of December 31, 2006 and 2005, respectively.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,443,263 and $1,354,499 as of December 31, 2006 and 2005, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustments to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 81.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.1% from the Company’s pricing matrices and 0.5% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(m)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those securities where fair value is less than fifty percent of amortized cost for one month or eighty percent of amortized cost for six consecutive months or more, an analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary (OTI). Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company’s ability and intent to hold the security to maturity or until recovers in value. To the extent the Company determines that a security is deemed to be other–than-temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)	Revenues and Benefits

Traditional Life Insurance Products – Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest income, cost of insurance charges, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products – Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)	Deferred Policy Acquisition Costs (DAC) and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For traditional nonparticipating life insurance products, DAC is being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8.58%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money recorded as a general account trading security.

The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999 the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004 the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

In 2005 two additional GMDB riders were introduced. The first provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002 the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004 the Company introduced a new rider to
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2004 the Company began selling two versions of a GMWB riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 6).
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(f)	Participating Business

Participating business represents approximately 8%, 8%, and 9%, of the Company’s ordinary life insurance in force as of December 31, 2006, 2005, and 2004, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(g)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company and its subsidiaries, excluding SMON and NSLAC, are included as part of the consolidated Federal income tax return of its common parent, Ohio National Mutual Holdings, Inc. (ONMH). ONMH cannot include the subsidiaries SMON and NSLAC since ownership requirements of 80% have not been met to file a consolidated return. SMON and NSLAC each file separately their own Federal income tax returns.

(i)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(k)	Goodwill

In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s goodwill exceeds fair value, the excess is recognized as an impairment and recorded as a charge against net income.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

(m)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant’s Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Summarized financial information of the Closed Block as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006 follows:

	2006	2005
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $349,076 and $341,993, as of December 31, 2006 and 2005, respectively)	$360,645	358,287
Fixed maturity securities held to maturity, at amortized cost	32,047	37,874
Mortgage loans on real estate, net	115,239	109,773
Policy loans	123,067	118,544
Short-term investments	18,863	22,175
Accrued investment income	5,227	5,248
Deferred policy acquisition costs	77,175	78,286
Reinsurance recoverable	1,587	1,649
Other assets	2,884	2,293

	$736,734	734,129

Closed Block liabilities:
Future policy benefits and claims	$749,700	749,263
Policyholders’ dividend accumulations	19,296	21,720
Other policyowner funds	6,206	5,374
Deferred tax liability	4,049	5,703

	$779,251	782,060

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2006	2005	2004
Closed Block revenues and expenses:
Traditional life insurance premiums	$46,112	50,304	54,588
Net investment income	46,153	46,850	48,467
Net realized losses on investments	(578)	(2,781)	(2,094)
Benefits and claims	(55,567)	(57,476)	(61,186)
Provision for policyholders’ dividends on participating policies	(20,948)	(21,196)	(23,297)
Amortization of deferred policy acquisition costs	(4,040)	(4,049)	(4,144)
Other operating costs and expenses	(3,591)	(3,688)	(3,701)

Income before federal income taxes	$7,541	7,964	8,633

(n)	Recently Issued Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132 (R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer without publicly traded equity securities is required to recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after June 15, 2007. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for the Company for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. Earlier application of the recognition or measurement date provisions is encouraged; however, early application must be for all of an employer’s benefit plans. Retrospective application of SFAS 158 is not permitted. The Company currently is evaluating the impact of adopting SFAS 158.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The Company currently is evaluating the impact of adopting SFAS 157.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No . 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. The Company is currently evaluating the impact of adopting FIN 48.

In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company plans to adopt SFAS 155 effective January 1, 2007. The Company is currently evaluating the impact of adopting SFAS 155.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. The Company is currently evaluating the impact of adopting SOP 05-1.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued SOP 03-1: Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company’s seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

(o)	Reclassifications

Certain amounts in the 2005 and 2004 consolidated financial statements have been reclassified to conform to the 2006 presentation.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

The combined statutory basis net income of ONLIC and ONLAC, after intercompany eliminations, was $70,099, $68,685, and $75,190 for the years ended December 31, 2006, 2005, and 2004, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $791,304 and $749,816, as of December 31, 2006 and 2005, respectively. The statutory basis net loss of NSLAC was $(715), $(352), and $(463) for the years ended December 31, 2006, 2005, and 2004, respectively. The statutory basis capital and surplus of NSLAC was $20,013 and $20,735 as of December 31, 2006 and 2005, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2006, 2005, and 2004 were as follows:

	2006	2005	2004
Foreign currency translation adjustment	$100	357	1,426
Pension liability adjustment, net of tax	414	(240)	992
Unrealized (losses) gains on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	(71,592)	(74,064)	101,426
Related income tax benefit (expense)	25,041	25,854	(35,385)

	(46,037)	(48,093)	68,459

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	3,004	2,376	(14,501)
Related income tax (expense) benefit	(1,051)	(832)	5,075

	1,953	1,544	(9,426)

Total other comprehensive (loss) income	$(47,990)	(49,637)	77,885

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(5)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2006	2005	2004
Gross investment income
Securities available-for-sale:
Fixed maturities	$401,830	390,936	418,084
Equity securities	102	206	(126)
Fixed maturity trading securities	266	269	24,332
Fixed maturities held-to-maturity	39,882	74,980	50,640
Mortgage loans on real estate	99,568	95,042	98,956
Real estate	715	844	914
Policy loans	12,562	11,945	12,091
Other long-term investments	(414)	2,028	3,377
Short-term	2,629	2,429	507

Total gross investment income	557,140	578,679	608,775

Investment income due to reinsurers	—	—	(25,907)
Interest expense	(8,000)	(8,000)	(9,683)
Other investment expenses	(6,070)	(6,294)	(7,410)

Net investment income	$543,070	564,385	565,775

	Realized gains (losses) on investments
	2006	2005	2004
Securities available-for-sale:
Fixed maturities	$(16,488)	(38,395)	(20,171)
Equity securities	1,386	182	(217)
Fixed maturities held-to-maturity	13	406	(1,494)
Mortgage loans on real estate	(8)	—	(2,841)
Real estate	219	(291)	(75)

Total realized losses on investments	(14,878)	(38,098)	(24,798)

Realized losses recoverable from reinsurers	—	—	727
Change in valuation allowances for mortgage loans on real estate	265	(257)	(38)

Net realized losses on investments	$(14,613)	(38,355)	(24,109)

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Realized losses on investments, as shown in the table above, include write-downs for OTI of $17,182, $41,472, and $31,240 for the years ended December 31, 2006, 2005, and 2004, respectively. As of December 31, 2006, fixed maturity securities with a carrying value of $57,869, which had a cumulative write-down of $53,680 due to OTI, remained in the Company’s investment portfolio.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

	December 31, 2006
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$310,250	5,103	(9,197)	306,156
Federal agency issued securities[1]	171,640	8	(4,920)	166,728
Obligations of states and political subdivisions	81,368	9,658	(205)	90,821
Debt securities issued by foreign governments	31,826	1,116	(95)	32,847
Corporate securities	3,934,253	199,247	(87,526)	4,045,974
Mortgage-backed securities	1,587,769	30,269	(23,548)	1,594,490

Total fixed maturities	$6,117,106	245,401	(125,491)	6,237,016

Equity securities	$21,601	3,600	(124)	25,077

Trading securities:
Fixed maturity corporate securities	$5,186	27	(169)	5,044

Equity securities seed money mutual fund shares	$1,421	557	—	1,978

Fixed maturity securities held-to-maturity:
Obligations of states and political subdivisions	$2,260	348	—	2,608
Debt securities issued by foreign governments	1,000	—	(6)	994
Corporate securities	430,043	21,962	(4,013)	447,992
Mortgage-backed securities	6,999	131	(3)	7,127

Total fixed maturities	$440,302	22,441	(4,022)	458,721

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	December 31, 2005
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$197,242	9,750	(2,138)	204,854
Federal agency issued securities[1]	232,785	85	(4,327)	228,543
Obligations of states and political subdivisions	82,818	10,871	(42)	93,647
Debt securities issued by foreign governments	58,300	676	(1,759)	57,217
Corporate securities	4,119,172	270,679	(77,180)	4,312,671
Mortgage-backed securities	1,676,902	39,914	(28,317)	1,688,499

Total fixed maturities	$6,367,219	331,975	(113,763)	6,585,431

Equity securities	$20,246	2,177	(210)	22,213

Trading securities:
Fixed maturity corporate securities	$6,901	49	(253)	6,697

Equity securities seed money mutual fund shares	$1,354	75	—	1,429

Fixed maturity securities held-to-maturity:
Obligations of states and political subdivisions	$2,310	424	—	2,734
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	497,124	32,026	(2,163)	526,987
Mortgage-backed securities	11,285	1,622	—	12,907

Total fixed maturities	$511,719	34,072	(2,163)	543,628

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2006	2005
Gross unrealized gains	$123,386	220,178
Less:
Unrealized gains related to Closed Block	11,569	16,294
Adjustment to future policy benefits and claims	300	2,965
Adjustment to deferred policy acquisition costs	34,001	48,817
Deferred federal income tax	27,915	54,009

	$49,601	98,093

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

	2006	2005	2004
Securities available-for-sale:
Fixed maturities	$(98,302)	(149,437)	145,839
Equity securities	1,509	937	594
The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2006.

	Fixed maturity securities
	Available-for-sale		Trading securities		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$74,888	70,536	—	—	10,392	10,454
Due after one year through five years	868,718	893,243	3,574	3,469	148,545	153,047
Due after five years through ten years	2,426,008	2,430,965	1,486	1,459	165,746	170,275
Due after ten years	2,747,492	2,842,272	126	116	115,619	124,945

	$6,117,106	6,237,016	5,186	5,044	440,302	458,721

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The Company believes that no securities reflected in the tables below were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2006 and 2005.

	December 31, 2006
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$19,234	(650)	225,714	(8,547)	244,948	(9,197)
Federal agency issued securities	49,503	(606)	233,197	(4,314)	282,700	(4,920)
Obligations of states and political subdivisions	19,712	(112)	5,578	(93)	25,290	(205)
Debt securities issued by foreign governments	1,000	(6)	3,713	(95)	4,713	(101)
Corporate securities	724,600	(23,479)	1,054,715	(68,229)	1,779,315	(91,708)
Mortgage-backed securities	177,081	(1,913)	431,440	(21,638)	608,521	(23,551)

Total fixed maturity securities	991,130	(26,766)	1,954,357	(102,916)	2,945,487	(129,682)

Equity securities	1,229	(77)	105	(47)	1,334	(124)

Total impaired securities	$992,359	(26,843)	1,954,462	(102,963)	2,946,821	(129,806)

	December 31, 2005
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$138,495	(2,138)	—	—	138,495	(2,138)
Federal agency issued securities	165,211	(3,206)	27,279	(1,121)	192,490	(4,327)
Obligations of states and political subdivisions	8,709	(42)	—	—	8,709	(42)
Debt securities issued by foreign governments	45,108	(1,636)	3,444	(123)	48,552	(1,759)
Corporate securities	1,239,323	(42,639)	399,098	(36,957)	1,638,421	(79,596)
Mortgage-backed securities	408,456	(10,453)	182,706	(17,864)	591,162	(28,317)

Total fixed maturity securities	2,005,302	(60,114)	612,527	(56,065)	2,617,829	(116,179)

Equity securities	2,358	(125)	69	(85)	2,427	(210)

Total impaired securities	$2,007,660	(60,239)	612,596	(56,150)	2,620,256	(116,389)

Increases in unrealized losses 12 months or longer are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in the market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these securities until recovery.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Proceeds from the sale of securities available-for-sale (excluding calls) during 2006, 2005, and 2004 were $545,255, $553,306, and $684,925, respectively. Gross gains of $4,224 ($9,381 in 2005 and $11,324 in 2004) and gross losses of $7,195 ($8,607 in 2005 and $36,880 in 2004) were realized on those sales.

The Company may sell securities held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. In 2004, the Company sold certain held-to-maturities as a result of issuer financial fraud, substantial expected earnings decline by an issuer, and change in investor status from a bondholder to an equity investor through an issuer bankruptcy distribution.

There were no sales of held-to-maturity securities in 2006 or 2005. Proceeds from the sales of held-to-maturity securities in 2004 were $9,936 in 2004. Gross gains were $429 in 2004. Gross realized losses realized on those sales were $40 in 2004.

Investments with a fair value of $15,428 and $16,022 as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $108 in 2006 ($160 in 2005), and corresponding valuation allowance of $0 in 2006 and 2005.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans in 2006 and 2005.

The Company participates in an indemnified securities lending program administered by U.S. Bank in which certain securities are made available for lending. The borrower must deliver to U.S. Bank collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by U.S. Bank from the borrower to secure loans on behalf of the Company is in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be acceptable to U.S. Bank. The Company does not receive the collateral from the borrower. Since the Company does not receive collateral as part of its securities lending agreements, there are no adjustments for collateral recorded in the financial statements. Securities with a market value of $1,101,587 and $577,985 were on loan as of December 31, 2006 and 2005, respectively.

(6)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% and 84% of the total liability for future policy benefits as of December 31, 2006 and 2005, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.6%, 4.5%, and 4.7% for the years ended December 31, 2006, 2005, and 2004, respectively.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

Year of issue	Interest rate
2006, 2005 and 2004	4.0%
2003 and prior	2.25 – 6.00%
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(7)	Notes Payable

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. The remaining balance of the 1994 issue was paid off in 2004.

Total interest expense was $8,000, $8,000, and $9,683 for the years ended December 31, 2006, 2005, and 2004, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2006, 2005, and 2004. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2006 and 2005 respectively:
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2006	2005
Unamoritized intangible assets:
Insurance licenses	$275	275
Goodwill	793	793

	$1,068	1,068

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The goodwill asset is also entirely attributable to the purchase of NSLAC by SMON. Based upon impairment testing for the years ended December 31, 2006, 2005, and 2004, no impairment was deemed necessary.

(9)	Income Tax

The provision for income taxes (benefit) is as follows:

	2006	2005	2004
Current	$45,650	24,087	51,560
Deferred	8,653	26,550	7,847

Provision for income taxes before cumulative effect of change in accounting principle	54,303	50,637	59,407

Provision for cumulative effect of change in accounting principle	—	—	268

Income tax expense	$54,303	50,637	59,675

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2006, 2005, and 2004:

	2006	2005	2004
Pre-tax income times U.S. enacted tax rate	$56,569	58,951	60,586
Tax-preferred investment income	(3,864)	(6,626)	(1,146)
Resolution of tax matters	—	(2,114)	—
Other, net	1,598	426	(33)

Income taxes	$54,303	50,637	59,407

Effective tax rate	33.6%	30.1%	34.3%
The U.S. Federal tax authorities completed their examination of the years ending December 31, 1999 through December 31, 2002. The resolution of tax matters is reported in the components of the rate reconciliation.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2006 and 2005 relate to the following:

	2006	2005
Deferred tax assets:
Pension and benefit obligations	$12,888	17,805
Future policy benefits	697,536	639,441
Mortgage loans on real estate	2,386	2,224
Net operating loss carryforwards	524	404
Other	11,026	6,519

Total gross deferred tax assets	724,360	666,393

Valuation allowance on deferred tax assets	(389)	(297)

Net deferred tax assets	723,971	666,096

Deferred tax liabilities:
Fixed maturity securities available-for-sale	41,988	76,380
Deferred policy acquisition costs	227,775	199,687
Other fixed maturities, equity securities, and other long-term investments	1,217	688
Fixed assets	4,820	4,034
Reinsurance recoverable	533,450	492,949
Other	17,063	13,562

Total gross deferred tax liabilities	826,313	787,300

Net deferred tax liability	$(102,342)	(121,204)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2006.

NSLAC has net operating loss carryforwards of $3,492 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 15%. The change in the valuation allowance for period ending December 31, 2006, 2005, and 2004 was $92, $0, $60, respectively.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), statutorily permitted the deferral from taxation a portion of income in a special tax account designated as the Policyholders’ Surplus Account (PSA). DRA eliminated additions to the PSA and the pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004. In that year, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the consolidated financial statements.

The American Jobs Creation Act of 2004 provided for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. The Company evaluated the potential of such provisions. As the Company made distributions in excess of $5,257 during 2005, the PSA liability was eliminated tax free.

(10)	Disclosures about Fair Value of Financial Instruments

SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following methods and assumptions were used by the Company in estimating its fair value disclosures:
•	Cash, Short-Term Investments, and Policy Loans – The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

•	Investment Securities – Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

•	Separate Account Assets and Liabilities – The fair value of assets held in Separate Accounts is based on quoted market prices. The related liabilities are also reported at fair value in amounts equal to the Separate Account assets.

•	Mortgage Loans on Real Estate – The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

•	Deferred and Immediate Annuity and Investment Contracts – Fair value for the Company’s liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

•	Notes Payable – The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

•	Policyholders’ Dividend Accumulations and Other Policyholder Funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.
The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

	2006
	Carrying	Estimated
	amount	fair value
Assets:
Investments:
Securities available for-sale:
Fixed maturities	$6,237,016	6,237,016
Equity securities	25,077	25,077
Fixed maturities held-to-maturity	440,302	458,721
Trading securities:
Reinsurance portfolio	5,044	5,044
Seed money	1,978	1,978
Mortgage loans on real estate	1,271,736	1,298,914
Policy loans	216,703	216,703
Cash	29,713	29,713
Assets held in Separate Accounts	5,163,034	5,163,034

Liabilities:
Guaranteed investment contracts	$294,063	288,882
Individual deferred annuity contracts	3,604,675	3,654,243
Other annuity contracts	650,386	667,439
Policyholders’ dividend accumulations and other policyholder funds	96,050	96,050
Notes payable	99,573	120,417
Liabilities related to Separate Accounts	5,163,034	5,163,034
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2005
	Carrying	Estimated
	amount	fair value
Assets:
Investments:
Securities available for-sale:
Fixed maturities	$6,585,431	6,585,431
Equity securities	22,213	22,213
Fixed maturities held-to-maturity	511,719	543,628
Trading securities:
Reinsurance portfolio	6,697	6,697
Seed money	1,429	1,429
Mortgage loans on real estate	1,264,158	1,323,338
Policy loans	195,242	195,242
Cash	76,491	76,491
Assets held in Separate Accounts	3,702,369	3,702,369

Liabilities:
Guaranteed investment contracts	$296,222	292,296
Individual deferred annuity contracts	4,278,084	4,365,543
Other annuity contracts	674,140	691,434
Policyholders’ dividend accumulations and other policyholder funds	97,627	97,627
Notes payable	99,550	125,969
Liabilities related to Separate Accounts	3,702,369	3,702,369
(11)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $63,723 and $72,376 as of December 31, 2006 and 2005, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2006.

At December 31, 2006, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $138.6 million and $138.6 million, respectively. At December 31, 2005, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $143.4 million and $135.3 million, respectively.

The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2006 and 2005:

	2006	2005
Mortgage assets by type:
Retail	$340,752	354,475
Office	404,682	427,252
Apartment	89,769	140,918
Industrial	249,296	205,570
Other	193,329	142,300

	1,277,828	1,270,515

Less valuation allowances	6,092	6,357

Total mortgage loans on real estate, net	$1,271,736	1,264,158

(12)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

The Company also has other deferred compensation and supplementary plans.

The measurement date was December 31.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement date was December 31.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2006 and 2005 is as follows:

	Pension benefits		Other benefits
	2006	2005	2006	2005
Change in benefit obligation:
Projected benefit obligation at beginning of year	$69,781	63,785	7,643	8,538
Service cost	3,016	2,229	109	93
Interest cost	4,272	4,125	489	456
Actuarial (gain)/loss	1,010	5,441	404	(1,099)
Benefits paid*	(4,536)	(5,799)	(438)	(345)

Projected benefit obligation at end of year	$73,543	69,781

Accumulated benefit obligation	$64,999	61,023	8,207	7,643

Change in plan assets:
Fair value of plan assets at beginning of year	$37,672	32,769	—	—
Actual return on plan assets	4,801	3,562	—	—
Employer Contribution	—	4,894	—	—
Benefits and expenses paid	(2,362)	(3,553)	—	—

Fair value of plan assets at end of year	$40,111	37,672	—	—

Funded status	$(33,432)	(32,109)	(8,207)	(7,643)
Unrecognized net actuarial (gain) loss	15,342	17,657	(2,214)	(2,736)
Unrecognized prior service benefit	(596)	(820)	(2,712)	(3,216)

Net amount recognized	$(18,686)	(15,272)	(13,133)	(13,595)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Pension benefits		Other benefits
	2006	2005	2006	2005
Amounts recognized in the statement of financial position consist of:
Prepaid benefit costs	$6,904	8,173	—	—
Accrued benefit costs	(31,613)	(28,840)	(13,133)	(13,595)
Intangible assets	277	532	—	—
Accumulated other comprehensive income	5,746	4,863	—	—

Net amount recognized	$(18,686)	(15,272)	(13,133)	(13,595)

	Pension benefits
	2006	2005	2004
Components of net periodic benefit cost:
Service cost	$3,016	2,229	2,771
Interest costs	4,272	4,125	3,821
Expected return on plan assets	(2,894)	(2,582)	(2,551)
Amortization of prior service cost	(223)	(220)	(220)
Amortization of net loss	1,418	1,256	1,247

Net periodic benefit cost	$5,589	4,808	5,068

	Other benefits
	2006	2005	2004
Components of net periodic benefit cost:
Service cost	$109	93	178
Interest costs	489	456	535
Amortization of prior service cost	(505)	(505)	(505)
Amortization of net gain	(141)	(310)	(162)

Net periodic benefit cost	$(48)	(266)	46

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2006 and 2005 is as follows:

	Pension benefits		Other benefits
	2006	2005	2006	2005
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$32,114	30,546	—	—
Accumulated benefit obligation	31,614	28,840	—	—
Fair value of plan assets	—	—	—	—
(f)	Assumptions

	Pension benefits		Other benefits
	2006	2005	2006	2005
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.90%	5.40%	5.90%	6.25%
Expected long-term return on plan assets	8.00%	8.00%	—	—
Rate of compensation increase	4.25%	3.75%	—	—
Health care cost trend rate assumed for next year	—	—	4.70%	4.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.80%	2.80%
Year that the rate reaches the ultimate trend rate	—	—	2010	2009

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.05%	5.90%	6.05%	5.90%
Rate of compensation increase	4.05%	4.25%	—	—
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2006 service cost and interest cost	$78	(26)
Effect on 2006 other post-retirement benefit obligation	961	(414)
(g)	Plan Assets

The Company’s qualified pension plan had weighted-average asset allocations at December 31, 2006 and 2005 by asset category as follows:

	Plan assets at December 31
	2006	2005
Equity securities	77%	73%
Debt securities	17%	21%
Real estate	3%	3%
Other	3%	3%

Total	100%	100%

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make of 30% of the weighted average return and equity securities make up 70% of the weighted average return.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006 and 2005

(Dollars in thousands)
(h)	Cash Flows
(i)	Contributions

No contributions are expected for the qualified pension plan or the other post-retirement benefit plans in 2007.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2007	$5,431	438
2008	6,958	426
2009	5,967	416
2010	6,465	407
2011	18,865	400
2012 - 2016	28,961	1,668
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2006, 2005, and 2004 were $2,384, $2,281, and $2,040, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $650, $730, and $696, in 2006, 2005, and 2004, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.
(13)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2006, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $78,100 may be paid by ONLIC to ONFS in 2007 without prior approval. Dividends of approximately $30,000, $28,000, and $30,000 were paid by ONLIC to ONFS in 2006, 2005, and 2004, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $15,980 may be paid by ONLAC to ONLIC in 2007 without prior approval. ONLAC paid $0 to ONLIC in 2006, $5,500 in 2005, and $5,000 in 2004.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2007 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2006, 2005, or 2004.

(14)	Bank Line of Credit

As of December 31, 2006, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company’s request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2006 and 2005 for amounts up to $50,000. Total interest and fees paid on this line of credit were $120, $186 and $323 in 2006, 2005, and 2004, respectively. There was no borrowing outstanding on this facility as of December 31, 2006 or as of December 31, 2005.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(15)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,109, $5,355, and $5,291 during 2006, 2005, and 2004, respectively. The lease on the Home Office constitutes 95% of the $24,091 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining non-cancelable lease terms in excess of one year at December 31, 2006 are:

	Operating	Capital
2007	$2,562	1,692
2008	2,602	1,073
2009	2,540	630
2010	2,525	552
2011	2,528	191
After 2011	11,334	162

Total minimum lease payments	$24,091	4,300

Less interest on capital leases		407

Liability for capitalized leases		$3,893

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(16)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 14%, 17%, and 18% of gross earned life and accident and health premiums during 2006, 2005, and 2004, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds-withheld contract. After August 1, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. The change in the value of this derivative is shown on the face of the income statement.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The ceded reserves attributable to coinsurance agreements were $1,173,315 and $1,117,005 as of December 31, 2006 and 2005, respectively.

(17)	Segment Information

The Company conducts its business in four segments: individual life insurance, pension and annuities, other insurance, and corporate. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as “complementary” lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. The corporate segment includes the assets that have not been allocated to any other segment, along with various corporate expenses and liabilities. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.
(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2006
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$209,290	—	—	—	209,290
Annuity premiums and charges	—	69,190	358	—	69,548
Universal life policy charges	92,744	—	4	—	92,748
Accident and health insurance premiums	—	—	19,614	—	19,614
Investment management fees	556	7,064	—	—	7,620
Change in value of trading portfolio	—	—	—	399	399
Change in value of reinsurance derivative	—	—	—	63	63
Net investment income	175,983	327,188	12,244	27,655	543,070
Net realized investment losses	—	—	—	(14,613)	(14,613)
Other income	802	47,486	214	394	48,896

	479,375	450,928	32,434	13,898	976,635

Benefits and expenses:
Benefits and claims	286,624	229,905	20,024	2,270	538,823
Provision for policyholders’ dividends on participating policies	32,613	4	1,654	—	34,271
Operating expenses	73,986	154,030	4,967	8,932	241,915

	393,223	383,939	26,645	11,202	815,009

Income before income taxes and cumulative effect of change in accounting principle	$86,152	66,989	5,789	2,696	161,626

Total assets as of December 31, 2006	$4,010,652	10,897,157	340,163	627,688	15,875,660

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2005
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$187,443	—	—	—	187,443
Annuity premiums and charges	—	55,921	158	—	56,079
Universal life policy charges	86,120	—	4	—	86,124
Accident and health insurance premiums	—	—	20,201	—	20,201
Investment management fees	544	5,746	—	—	6,290
Change in value of trading portfolio	—	—	—	279	279
Change in value of reinsurance derivative	—	—	—	(204)	(204)
Net investment income	162,628	369,393	11,923	20,441	564,385
Net realized investment losses	—	—	—	(38,355)	(38,355)
Other income	774	39,237	200	589	40,800

	437,509	470,297	32,486	(17,250)	923,042

Benefits and expenses:
Benefits and claims	261,179	238,698	24,396	1,192	525,465
Provision for policyholders’ dividends on participating policies	30,377	5	1,327	—	31,709
Operating expenses	72,340	112,850	4,792	7,455	197,437

	363,896	351,553	30,515	8,647	754,611

Income before income taxes and cumulative effect of change in accounting principle	$73,613	118,744	1,971	(25,897)	168,431

Total assets as of December 31, 2005	$3,513,829	10,104,749	312,192	738,116	14,668,886

(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2004
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$162,789	—	—	—	162,789
Annuity premiums and charges	—	47,873	233	—	48,106
Universal life policy charges	83,918	—	—	—	83,918
Accident and health insurance premiums	—	—	20,611	—	20,611
Investment management fees	496	4,648	—	—	5,144
Change in value of trading portfolio	—	—	—	(30,860)	(30,860)
Change in value of reinsurance derivative	—	—	—	31,083	31,083
Net investment income	154,365	379,461	9,997	21,952	565,775
Net realized investment losses	—	—	—	(24,109)	(24,109)
Other income	755	31,071	160	1,001	32,987

	402,323	463,053	31,001	(933)	895,444

Benefits and expenses:
Benefits and claims	241,087	251,673	22,017	491	515,268
Provision for policyholders’ dividends on participating policies	29,934	1	1,068	—	31,003
Operating expenses	73,034	98,391	3,318	1,327	176,070

	344,055	350,065	26,403	1,818	722,341

Income before income taxes and cumulative effect of change in accounting principle	$58,268	112,988	4,598	(2,751)	173,103

Total assets as of December 31, 2004	$2,961,050	9,616,431	299,405	839,206	13,716,092

(18)	Related Party Transactions

On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company’s home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

Refer to note 15 for lease information on the Company’s home office building.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule I Consolidated Summary of Investments — Other Than Investments in Related Parties
As of December 31, 2006 (in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$310,250	$306,156	$306,156
Federal agency issued securities	171,640	166,728	166,728
Obligations of states and political subdivisions	81,368	90,821	90,821
Debt securities issued by foreign governments	31,826	32,847	32,847
Corporate securities	3,934,253	4,045,974	4,045,974
Mortgage-backed securities	1,587,769	1,594,490	1,594,490

Total fixed maturity securities available-for-sale:	6,117,106	6,237,016	6,237,016

Equity securities available-for-sale:
Common stocks:
Banks, trusts, and insurance companies	16,211	19,185	19,185
Industrial, miscellaneous, and all other	5,289	5,790	5,790
Nonredeemable preferred stocks:	101	102	102

Total equity securities available-for-sale:	21,601	25,077	25,077

Fixed maturity securities held-to-maturity:
Bonds:
Obligations of states and political subdivisions	2,260	2,608	2,260
Debt securities issued by foreign governments	1,000	994	1,000
Corporate securities	430,043	447,992	430,043
Mortgage-backed securities	6,999	7,127	6,999

Total fixed maturity securities trading securities:	440,302	458,721	440,302

Trading securities:
Bonds:
Corporate securities	5,186	5,044	5,044
Equity:
Seed money	1,421	1,978	1,978

Total trading securities:	6,607	7,022	7,022

Mortgage loans on real estate, net	1,277,828		1,271,736	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	5,960		4,284	[2]

Total real estate, net:	6,257		4,581

Policy loans	216,703		216,703

Other long-term investments	14,936		14,950	[3]

Total investments	$8,101,340		$8,217,387

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule III Supplementary Insurance Information
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred policy	Future policy benefits, losses,		Other policy claims and	Premium
Year: Segment	acquisition costs	claims, and loss expenses	Unearned Premiums [1]	benefits payable [1]	revenue
2006
Individual life insurance	519,613	2,733,474			209,290
Pension & Annuities	329,602	4,549,442			9,089
Other Insurance	19,450	1,582,357			19,614
Corporate	0	0			0

Total	868,665	8,865,273			237,993

2005
Individual life insurance	460,237	2,398,997			187,443
Pension & Annuities	313,412	5,249,263			9,887
Other Insurance	650	1,473,682			20,201
Corporate	0	0			0

Total	774,299	9,121,942			217,531

2004
Individual life insurance	367,763	2,183,901			162,789
Pension & Annuities	275,688	5,522,834			13,772
Other Insurance	358	1,341,029			20,611
Corporate	0	0			0

Total	643,809	9,047,764			197,172

Column A	Column G	Column H	Column I	Column J	Column K
	Net investment	Benefits, claims, losses and	Amortization of deferred
Year: Segment	income [2]	settlement expenses [3]	policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual life insurance	175,983	319,237	35,248	38,738
Pension & Annuities	327,188	229,909	77,383	76,647
Other Insurance	12,244	21,678	1,038	3,929
Corporate	27,655	2,270	0	8,932

Total	543,070	573,094	113,669	128,246

2005
Individual life insurance	162,628	291,556	38,357	33,983
Pension & Annuities	369,393	238,703	48,767	64,083
Other Insurance	11,923	25,723	0	4,792
Corporate	20,441	1,192	0	7,455

Total	564,385	557,174	87,124	110,313

2004
Individual life insurance	154,365	271,021	36,224	36,810
Pension & Annuities	379,461	251,675	37,328	61,063
Other Insurance	9,997	23,084	0	3,318
Corporate	21,952	491	0	1,327

Total	565,775	546,271	73,552	102,518

[1]	Unearned permiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
See accompanying report of independent registered public accounting firm.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule IV Reinsurance
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	Amount	to net
2006
Life insurance in force	$90,699,261	46,037,165	229,053	44,891,150	0.5%

Premiums:
Life insurance	288,106	82,540	3,724	209,290	1.8%
Accident and health insurance	38,356	25,875	7,133	19,614	36.4%

Total	326,462	108,415	10,857	228,904	4.7%

2005
Life insurance in force	81,882,745	42,092,061	210,168	40,000,852	0.5%

Premiums:
Life insurance	258,828	75,089	3,704	187,443	2.0%
Accident and health insurance	38,607	25,698	7,292	20,201	36.1%

Total	297,435	100,787	10,996	207,644	5.3%

2004
Life insurance in force	69,768,916	35,396,277	239,963	34,612,602	0.7%

Premiums:
Life insurance	222,835	61,163	1,117	162,789	0.7%
Accident and health insurance	38,727	25,600	7,484	20,611	36.3%

Total	$261,562	86,763	8,601	183,400	4.7%

See accompanying report of independent registered public accounting firm.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule V Valuation and Qualifying Accounts
Years ended December 31, 2006, 2005, and 2004 (in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2006
Valuation allowances — mortgage loans on real estate	$6,357	$(265)	$—	$—	$6,092

2005
Valuation allowances — mortgage loans on real estate	$6,100	$257	$—	$—	$6,357

2004
Valuation allowances — mortgage loans on real estate	$6,062	$38	$—	$—	$6,100

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.:
Equity Subaccount 90,002 Shares (Cost $2,290,590)	$2,836,855	$2,836,855
Money Market Subaccount 169,051 Shares (Cost $1,690,512)	1,690,512	1,690,512
Bond Subaccount 48,731 Shares (Cost $525,118)	537,506	537,506
Omni Subaccount 55,442 Shares (Cost $875,417)	875,426	875,426
International Subaccount 126,565 Shares (Cost $1,399,095)	1,621,300	1,621,300
Capital Appreciation Subaccount 62,590 Shares (Cost $905,516)	1,238,665	1,238,665
Millennium Subaccount 60,698 Shares (Cost $1,203,820)	1,210,320	1,210,320
International Small Company Subaccount 48,998 Shares (Cost $856,667)	1,138,226	1,138,226
Aggressive Growth Subaccount 45,456 Shares (Cost $293,429)	324,559	324,559
Small Cap Growth Subaccount 23,368 Shares (Cost $207,553)	255,648	255,648
Mid Cap Opportunity Subaccount 81,151 Shares (Cost $1,161,993)	1,549,174	1,549,174
S&P 500 Index Subaccount 215,384 Shares (Cost $2,703,059)	3,191,990	3,191,990
Blue Chip Subaccount 17,636 Shares (Cost $187,101)	231,035	231,035
High Income Bond Subaccount 61,262 Shares (Cost $514,703)	572,802	572,802
Capital Growth Subaccount 10,103 Shares (Cost $170,061)	214,076	214,076
Nasdaq-100 Index Subaccount 54,028 Shares (Cost $199,512)	244,206	244,206
Bristol Subaccount 2,454 Shares (Cost $28,023)	32,094	32,094
Bryton Growth Subaccount 4,206 Shares (Cost $42,338)	51,019	51,019
U.S. Equity Subaccount 170 Shares (Cost $2,247)	2,325	2,325
Balanced Subaccount 556 Shares (Cost $7,035)	7,275	7,275
The accompanying notes are an integral part of these financial statements.

3

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Ohio National Fund, Inc.: (continued)
Covered Call Subaccount 956 Shares (Cost $10,480)	$11,023	$11,023
Dow Target 10 Portfolios:
First Quarter Subaccount 452 Shares (Cost $4,161)	5,224	5,224
Second Quarter Subaccount 297 Shares (Cost $3,117)	3,926	3,926
Third Quarter Subaccount 327 Shares (Cost $3,064)	3,604	3,604
Fourth Quarter Subaccount 316 Shares (Cost $3,450)	3,910	3,910
Dow Target 5 Portfolios:
First Quarter Subaccount 104 Shares (Cost $1,014)	1,431	1,431
Second Quarter Subaccount 118 Shares (Cost $1,088)	1,511	1,511
Third Quarter Subaccount 139 Shares (Cost $1,283)	1,466	1,466
Fourth Quarter Subaccount 181 Shares (Cost $1,950)	2,187	2,187
Janus Adviser Series — Class S:
Large Cap Growth Subaccount 31,450 Shares (Cost $642,053)	744,423	744,423
Worldwide Subaccount 16,405 Shares (Cost $474,913)	545,640	545,640
Balanced Subaccount 44,413 Shares (Cost $1,098,049)	1,176,044	1,176,044
International Growth Subaccount 16,732 Shares (Cost $664,265)	909,559	909,559
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 12,321 Shares (Cost $236,630)	295,940	295,940
Small/ Mid Cap Value Subaccount 39 Shares (Cost $499)	517	517
Discovery Subaccount 14,392 Shares (Cost $184,896)	236,600	236,600
The accompanying notes are an integral part of these financial statements.

4

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 23,254 Shares (Cost $260,810)	$323,468	$323,468
Structured U.S. Equity Subaccount 10,760 Shares (Cost $128,544)	157,847	157,847
Capital Growth Subaccount 8,656 Shares (Cost $84,900)	100,232	100,232
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount 36,343 Shares (Cost $809,275)	1,067,027	1,067,027
Core Plus Fixed Income Subaccount 3,581 Shares (Cost $40,976)	40,826	40,826
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 59,383 Shares (Cost $966,855)	1,347,400	1,347,400
Small Cap Subaccount 49,464 Shares (Cost $736,008)	856,220	856,220
Equity Subaccount 459 Shares (Cost $5,321)	5,898	5,898
International Equity Subaccount 2,929 Shares (Cost $40,536)	43,611	43,611
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid-Cap Subaccount 54,391 Shares (Cost $1,502,170)	1,862,904	1,862,904
VIP Contrafund Subaccount 62,881 Shares (Cost $1,711,532)	1,956,223	1,956,223
VIP Growth Subaccount 11,176 Shares (Cost $336,739)	395,850	395,850
VIP Equity-Income Subaccount 15,776 Shares (Cost $390,449)	408,116	408,116
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 4,214 Shares (Cost $58,295)	72,268	72,268
Investors Growth Stock Subaccount 20,579 Shares (Cost $193,524)	214,641	214,641
Mid Cap Growth Subaccount 14,247 Shares (Cost $92,558)	101,580	101,580
Total Return Subaccount 38,568 Shares (Cost $765,038)	835,775	835,775
The accompanying notes are an integral part of these financial statements.

5

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

J.P. Morgan Series Trust II:
Small Company Subaccount 12,105 Shares (Cost $187,512)	$215,715	$215,715
Mid Cap Value Subaccount 15,615 Shares (Cost $394,017)	492,808	492,808
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 59,959 Shares (Cost $759,949)	715,316	715,316
Total Return Subaccount 29,741 Shares (Cost $306,274)	300,983	300,983
Global Bond Subaccount 11,038 Shares (Cost $137,975)	133,114	133,114
Calvert Variable Series, Inc.:
Social Equity Subaccount 4,437 Shares (Cost $67,310)	86,434	86,434
Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount 817 Shares (Cost $30,426)	34,557	34,557
Royce Capital Fund:
Small-Cap Subaccount 101,692 Shares (Cost $957,244)	1,085,055	1,085,055
Micro-Cap Subaccount 27,463 Shares (Cost $337,708)	395,469	395,469
The Prudential Series Fund, Inc.:
Jennison Subaccount 995 Shares (Cost $19,392)	20,666	20,666
Jennison 20/20 Focus Subaccount 10,502 Shares (Cost $152,720)	166,042	166,042
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 5,976 Shares (Cost $13,922)	15,956	15,956
UBS Series Trust — Class I:
U.S. Allocation Subaccount 123 Shares (Cost $1,677)	1,882	1,882
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 64 Shares (Cost $1,159)	1,247	1,247
Investors Subaccount 71 Shares (Cost $1,130)	1,170	1,170
The accompanying notes are an integral part of these financial statements.

6

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in
	Investments at	accumulation period
	fair value	(note 5)

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 5,774 Shares (Cost $91,146)	$108,091	$108,091
Franklin Flex Cap Growth Securities Subaccount 85 Shares (Cost $916)	949	949
Franklin Income Securities Subaccount 18,607 Shares (Cost $297,255)	323,010	323,010

Totals	$35,656,368	$35,656,368

The accompanying notes are an integral part of these financial statements.

7

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

						Capital
	Equity	Money Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(d)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$81,074	$19,557	$10,925	$2,333	$5,371	$0
Risk and administrative expense (note 2)	(38,218)	(23,311)	(6,783)	(10,992)	(19,552)	(18,100)	(18,376)

Net investment activity	(38,218)	57,763	12,774	(67)	(17,219)	(12,729)	(18,376)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	103,405	(1,146)	2,546	(9,849)	23,904	116,137	(24,967)
Unrealized gain (loss)	65,212	0	264	99,685	236,511	72,424	114,493

Net gain (loss) on investments	168,617	(1,146)	2,810	89,836	260,415	188,561	89,526

Net increase (decrease) in contract owners’ equity from operations	$130,399	$56,617	$15,584	$89,769	$243,196	$175,832	$71,150

	Ohio National Fund, Inc.

	International	Aggressive	Small Cap	Mid Cap	S&P		High Income
	Small Co.	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,274	$0	$0	$0	$33,661	$2,054	$0
Risk and administrative expense (note 2)	(12,920)	(4,434)	(3,398)	(21,065)	(40,200)	(2,385)	(6,817)

Net investment activity	(11,646)	(4,434)	(3,398)	(21,065)	(6,539)	(331)	(6,817)

Reinvested capital gains	27,594	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	126,816	7,245	22,559	92,802	48,260	3,025	7,432
Unrealized gain (loss)	63,567	10,013	29,033	56,884	346,654	24,651	43,238

Net gain (loss) on investments	190,383	17,258	51,592	149,686	394,914	27,676	50,670

Net increase (decrease) in contract owners’ equity from operations	$206,331	$12,824	$48,194	$128,621	$388,375	$27,345	$43,853

(d)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

8

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

	Capital	Nasdaq-100		Bryton
	Growth	Index	Bristol	Growth	U.S. Equity	Balanced	Covered Call
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$99	$0	$7	$80	$0
Risk and administrative expense (note 2)	(3,032)	(3,090)	(328)	(590)	(8)	(40)	(144)

Net investment activity	(3,032)	(3,090)	(229)	(590)	(1)	40	(144)

Reinvested capital gains	0	0	0	341	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,232	4,865	914	1,774	0	1	397
Unrealized gain (loss)	23,909	10,173	2,743	4,141	77	236	245

Net gain (loss) on investments	37,141	15,038	3,657	5,915	77	237	642

Net increase (decrease) in contract owners’ equity from operations	$34,109	$11,948	$3,428	$5,666	$76	$277	$498

	Dow Target 10 Portfolios				Dow Target 5 Portfolios

	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$368	$226	$179	$179	$67	$68	$62	$89
Risk and administrative expense (note 2)	(61)	(42)	(36)	(30)	(20)	(20)	(18)	(20)

Net investment activity	307	184	143	149	47	48	44	69

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11	7	4	9	109	100	40	112
Unrealized gain (loss)	777	619	488	365	310	305	305	228

Net gain (loss) on investments	788	626	492	374	419	405	345	340

Net increase (decrease) in contract owners’ equity from operations	$1,095	$810	$635	$523	$466	$453	$389	$409

The accompanying notes are an integral part of these financial statements.

9

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Janus Adviser Series — Class S				Wells Fargo Advantage Variable Trust Funds

	Large Cap			International		Small/Mid
	Growth	Worldwide	Balanced	Growth	Opportunity	Cap Value	Discovery
	Subaccount(b)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(e)	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$73	$10,041	$16,846	$6,306	$0	$0	$0
Risk and administrative expense (note 2)	(9,005)	(6,867)	(15,090)	(7,934)	(4,056)	(1)	(3,045)

Net investment activity	(8,932)	3,174	1,756	(1,628)	(4,056)	(1)	(3,045)

Reinvested capital gains	0	0	80,847	0	35,295	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,714	4,651	33,490	19,790	10,133	0	5,966
Unrealized gain (loss)	59,470	65,666	(20,140)	188,862	(13,281)	18	24,954

Net gain (loss) on investments	66,184	70,317	13,350	208,652	(3,148)	18	30,920

Net increase (decrease) in contract owners’ equity from operations	$57,252	$73,491	$95,953	$207,024	$28,091	$17	$27,875

				Van Kampen Universal		Lazard Retirement
	Goldman Sachs Variable Insurance Trust			Institutional Funds — Class I		Series, Inc.

	Growth &	Structured	Capital	U.S.	Core Plus	Emerging
	Income	U.S. Equity	Growth	Real Estate	Fixed Income	Markets	Small Cap
	Subaccount	Subaccount(f)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,981	$1,626	$123	$8,734	$1,680	$6,050	$0
Risk and administrative expense (note 2)	(3,743)	(1,960)	(1,263)	(10,614)	(535)	(15,078)	(10,563)

Net investment activity	1,238	(334)	(1,140)	(1,880)	1,145	(9,028)	(10,563)

Reinvested capital gains	11,970	0	0	52,437	223	79,375	65,956

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,901	3,416	2,100	21,160	(141)	72,386	28,918
Unrealized gain (loss)	27,707	12,569	5,434	174,826	(198)	131,623	18,778

Net gain (loss) on investments	39,608	15,985	7,534	195,986	(339)	204,009	47,696

Net increase (decrease) in contract owners’ equity from operations	$52,816	$15,651	$6,394	$246,543	$1,029	$274,356	$103,089

(b)	Formerly known as Growth Subaccount.

(e)	Formerly known as Multi Cap Value Subaccount.

(f)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

10

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Lazard Retirement		Fidelity Variable Insurance Products Fund —
	Series, Inc.		Service Class 2

		International	VIP	VIP	VIP	VIP
	Equity	Equity	Mid-Cap	Contrafund	Growth	Equity-Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$17	$193	$2,850	$16,876	$715	$9,279
Risk and administrative expense (note 2)	(36)	(245)	(23,189)	(21,961)	(5,565)	(3,873)

Net investment activity	(19)	(52)	(20,339)	(5,085)	(4,850)	5,406

Reinvested capital gains	0	803	190,018	152,356	0	39,689

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4	12	72,434	33,871	20,892	4,077
Unrealized gain (loss)	579	2,792	(72,608)	(23,696)	1,525	4,471

Net gain (loss) on investments	583	2,804	(174)	10,175	22,417	8,548

Net increase (decrease) in contract owners’ equity from operations	$564	$3,555	$169,505	$157,446	$17,567	$53,643

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Series Trust II

	New	Investors	Mid Cap	Total	Small	Mid Cap
	Discovery	Growth Stock	Growth	Return	Company	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$17,844	$0	$2,344
Risk and administrative expense (note 2)	(847)	(2,625)	(1,289)	(11,090)	(2,823)	(5,475)

Net investment activity	(847)	(2,625)	(1,289)	6,754	(2,823)	(3,131)

Reinvested capital gains	1,100	0	3,312	26,155	5,810	9,472

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,354	15,885	1,033	9,283	5,949	14,372
Unrealized gain (loss)	3,061	(1,114)	(2,346)	38,969	17,878	37,514

Net gain (loss) on investments	7,415	14,771	(1,313)	48,252	23,827	51,886

Net increase (decrease) in contract owners’ equity from operations	$7,668	$12,146	$710	$81,161	$26,814	$58,227

The accompanying notes are an integral part of these financial statements.

11

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund —
	Administrative Shares			Series, Inc.	Service Class	Royce Capital Fund

	Real	Total	Global	Social
	Return	Return	Bond	Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$28,964	$11,676	$4,072	$0	$320	$639	$655
Risk and administrative expense (note 2)	(9,089)	(3,516)	(1,652)	(1,145)	(380)	(12,108)	(4,438)

Net investment activity	19,875	8,160	2,420	(1,145)	(60)	(11,469)	(3,783)

Reinvested capital gains	18,750	1,558	0	0	0	47,570	19,941

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,315)	(1,449)	(2,283)	3,996	683	15,304	10,235
Unrealized gain (loss)	(38,403)	(931)	3,721	3,452	3,770	65,405	31,201

Net gain (loss) on investments	(40,718)	(2,380)	1,438	7,448	4,453	80,709	41,436

Net increase (decrease) in contract owners’ equity from operations	$(2,093)	$7,338	$3,858	$6,303	$4,393	$116,810	$57,594

			Old Mutual
			Insurance	UBS Series	Legg Mason
	The Prudential Series		Series	Trust —	Partners Variable
	Fund, Inc.		Fund(c)	Class I	Portfolios I, Inc.(g)

		Jennison	Tech. &	U.S.
	Jennison	20/20 Focus	Comm.	Allocation	All Cap	Investors
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$90	$16	$14
Risk and administrative expense (note 2)	(167)	(1,303)	(231)	(38)	(9)	(4)

Net investment activity	(167)	(1,303)	(231)	52	7	10

Reinvested capital gains	0	4,522	0	0	42	22

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	45	(64)	503	115	0	5
Unrealized gain (loss)	710	9,254	(88)	7	87	40

Net gain (loss) on investments	755	9,190	415	122	87	45

Net increase (decrease) in contract owners’ equity from operations	$588	$12,409	$184	$174	$136	$77

(c)	Formerly known as PBHG Insurance Series Fund.

(g)	Formerly known as Salomon Brothers Variable Series Funds, Inc.
The accompanying notes are an integral part of these financial statements.

12

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2006

	Franklin Templeton Variable Insurance
	Products Trust — Class 2

	Templeton	Franklin Flex	Franklin
	Foreign	Cap Growth	Income
	Securities	Securities	Securities	Total
	Subaccount	Subaccount	Subaccount	Subaccounts

	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$888	$0	$5,737	$317,322
Risk and administrative expense (note 2)	(1,024)	(7)	(2,495)	(440,408)

Net investment activity	(136)	(7)	3,242	(123,086)

Reinvested capital gains	0	0	768	875,926

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	638	7	1,420	969,234
Unrealized gain (loss)	14,196	31	25,586	2,008,901

Net gain (loss) on investments	14,834	38	27,006	2,978,135

Net increase (decrease) in contract owners’ equity from operations	$14,698	$31	$31,016	$3,730,975

The accompanying notes are an integral part of these financial statements.

13

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,218)	$(43,765)	$57,763	$24,837	$12,774	$13,315	$(67)	$(4,046)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	103,405	120,301	(1,146)	(697)	2,546	19,435	(9,849)	(122,355)
Unrealized gain (loss)	65,212	73,449	0	0	264	(37,813)	99,685	212,544

Net increase (decrease) in contract owners’ equity from operations	130,399	149,985	56,617	24,140	15,584	(5,063)	89,769	86,143

Equity transactions:
Contract purchase payments	441,383	692,016	417,031	495,878	74,428	127,370	78,482	129,860
Transfers (to) and from other subaccounts	(531,948)	(238,503)	131,528	336,026	(1,116)	(5,498)	24,456	(41,162)
Transfers (to) and from fixed dollar contract	(8,281)	(90,568)	(76,758)	126,439	(914)	(7,590)	(15,877)	(38,657)
Withdrawals, surrenders and death benefit payments	(309,431)	(927,407)	(539,473)	(510,879)	(45,072)	(283,946)	(112,835)	(670,283)
Surrender charges (note 2)	(1,245)	(5,504)	(5,941)	(7,992)	(119)	(5,661)	0	(776)

Net equity transactions	(409,522)	(569,966)	(73,613)	439,472	27,207	(175,325)	(25,774)	(621,018)

Net change in contract owners’ equity	(279,123)	(419,981)	(16,996)	463,612	42,791	(180,388)	63,995	(534,875)

Contract owners’ equity:
Beginning of period	3,115,978	3,535,959	1,707,508	1,243,896	494,715	675,103	811,431	1,346,306

End of period	$2,836,855	$3,115,978	$1,690,512	$1,707,508	$537,506	$494,715	$875,426	$811,431

Change in units:
Beginning units	137,802	163,717	131,260	97,121	28,735	38,854	58,780	105,359

Units purchased	24,369	35,123	218,464	166,645	7,038	10,845	9,020	9,927
Units redeemed	(42,971)	(61,038)	(224,014)	(132,506)	(5,478)	(20,964)	(11,083)	(56,506)

Ending units	119,200	137,802	125,710	131,260	30,295	28,735	56,717	58,780

The accompanying notes are an integral part of these financial statements.

14

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	International		Capital Appreciation		Millennium		International Small
	Subaccount		Subaccount		Subaccount(d)		Company Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,219)	$(17,933)	$(12,729)	$(14,875)	$(18,376)	$(23,899)	$(11,646)	$(5,092)
Reinvested capital gains	0	0	0	0	0	0	27,594	0
Realized gain (loss)	23,904	(53,485)	116,137	184,321	(24,967)	(78,817)	126,816	49,715
Unrealized gain (loss)	236,511	166,401	72,424	(121,307)	114,493	76,214	63,567	124,582

Net increase (decrease) in contract owners’ equity from operations	243,196	94,983	175,832	48,139	71,150	(26,502)	206,331	169,205

Equity transactions:
Contract purchase payments	159,874	159,699	199,059	304,976	183,994	264,715	147,171	105,057
Transfers (to) and from other subaccounts	49,335	17,809	(130,552)	(89,624)	(264,231)	(242,852)	218,901	98,258
Transfers (to) and from fixed dollar contract	(10,422)	(33,823)	725	(70,722)	(2,809)	(66,734)	5,272	9,336
Withdrawals, surrenders and death benefit payments	(202,540)	(407,592)	(415,271)	(828,511)	(279,186)	(644,656)	(232,307)	(130,874)
Surrender charges (note 2)	(75)	(850)	(5,342)	(2,241)	(695)	(1,598)	(759)	(498)

Net equity transactions	(3,828)	(264,757)	(351,381)	(686,122)	(362,927)	(691,125)	138,278	81,279

Net change in contract owners’ equity	239,368	(169,774)	(175,549)	(637,983)	(291,777)	(717,627)	344,609	250,484

Contract owners’ equity:
Beginning of period	1,381,932	1,551,706	1,414,214	2,052,197	1,502,097	2,219,724	793,617	543,133

End of period	$1,621,300	$1,381,932	$1,238,665	$1,414,214	$1,210,320	$1,502,097	$1,138,226	$793,617

Change in units:
Beginning units	96,914	117,465	51,407	77,484	61,317	89,408	30,976	26,983

Units purchased	17,537	14,603	7,486	15,930	7,666	11,469	24,915	14,422
Units redeemed	(17,802)	(35,154)	(19,681)	(42,007)	(22,351)	(39,560)	(20,255)	(10,429)

Ending units	96,649	96,914	39,212	51,407	46,632	61,317	35,636	30,976

(d)	Formerly known as Discovery Subaccount.
The accompanying notes are an integral part of these financial statements.

15

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,434)	$(5,881)	$(3,398)	$(3,872)	$(21,065)	$(25,092)	$(6,539)	$(17,830)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	7,245	(13,082)	22,559	18,291	92,802	129,153	48,260	58,073
Unrealized gain (loss)	10,013	65,109	29,033	(2,119)	56,884	47,275	346,654	74,873

Net increase (decrease) in contract owners’ equity from operations	12,824	46,146	48,194	12,300	128,621	151,336	388,375	115,116

Equity transactions:
Contract purchase payments	82,931	108,086	61,552	67,569	176,017	242,496	440,269	631,303
Transfers (to) and from other subaccounts	(24,887)	(45,160)	(34,585)	(56,742)	(146,478)	(216,038)	(155,186)	(380,366)
Transfers (to) and from fixed dollar contract	0	(10,537)	(6,093)	(27,740)	267	(6,594)	(20,032)	(25,236)
Withdrawals, surrenders and death benefit payments	(103,252)	(292,958)	(49,379)	(121,900)	(241,141)	(646,208)	(443,809)	(1,257,047)
Surrender charges (note 2)	(240)	(1,852)	0	(507)	(222)	(1,613)	(749)	(8,355)

Net equity transactions	(45,448)	(242,421)	(28,505)	(139,320)	(211,557)	(627,957)	(179,507)	(1,039,701)

Net change in contract owners’ equity	(32,624)	(196,275)	19,689	(127,020)	(82,936)	(476,621)	208,868	(924,585)

Contract owners’ equity:
Beginning of period	357,183	553,458	235,959	362,979	1,632,110	2,108,731	2,983,122	3,907,707

End of period	$324,559	$357,183	$255,648	$235,959	$1,549,174	$1,632,110	$3,191,990	$2,983,122

Change in units:
Beginning units	43,367	75,111	20,035	32,381	71,529	100,292	175,266	236,654

Units purchased	11,121	19,911	16,345	13,652	8,258	11,946	26,389	41,194
Units redeemed	(16,733)	(51,655)	(18,866)	(25,998)	(17,034)	(40,709)	(36,811)	(102,582)

Ending units	37,755	43,367	17,514	20,035	62,753	71,529	164,844	175,266

The accompanying notes are an integral part of these financial statements.

16

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(331)	$(1,013)	$(6,817)	$14,045	$(3,032)	$(3,358)	$(3,090)	$(3,413)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,025	16,071	7,432	13,090	13,232	14,034	4,865	14,876
Unrealized gain (loss)	24,651	(8,523)	43,238	(19,974)	23,909	(8,697)	10,173	(7,992)

Net increase (decrease) in contract owners’ equity from operations	27,345	6,535	43,853	7,161	34,109	1,979	11,948	3,471

Equity transactions:
Contract purchase payments	64,167	65,957	129,696	113,492	49,229	58,886	41,524	85,228
Transfers (to) and from other subaccounts	2,871	8,406	76,215	75,960	(8,246)	(16,463)	(14,303)	(16,336)
Transfers (to) and from fixed dollar contract	0	(3,805)	886	1,406	3,396	(14,830)	0	(6,048)
Withdrawals, surrenders and death benefit payments	(12,860)	(117,515)	(81,889)	(167,314)	(83,717)	(89,231)	(20,852)	(78,397)
Surrender charges (note 2)	(50)	(1,056)	(220)	(3,834)	(2,086)	(594)	(7)	(3,277)

Net equity transactions	54,128	(48,013)	124,688	19,710	(41,424)	(62,232)	6,362	(18,830)

Net change in contract owners’ equity	81,473	(41,478)	168,541	26,871	(7,315)	(60,253)	18,310	(15,359)

Contract owners’ equity:
Beginning of period	149,562	191,040	404,261	377,390	221,391	281,644	225,896	241,255

End of period	$231,035	$149,562	$572,802	$404,261	$214,076	$221,391	$244,206	$225,896

Change in units:
Beginning units	13,814	18,235	30,240	28,689	26,840	34,574	57,491	61,454

Units purchased	6,834	7,989	18,139	15,597	7,720	14,230	10,971	23,605
Units redeemed	(2,061)	(12,410)	(8,949)	(14,046)	(12,663)	(21,964)	(9,376)	(27,568)

Ending units	18,587	13,814	39,430	30,240	21,897	26,840	59,086	57,491

The accompanying notes are an integral part of these financial statements.

17

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Bristol		Bryton Growth		U.S. Equity		Balanced		Covered Call
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(229)	$(319)	$(590)	$(462)	$(1)	$0	$40	$0	$(144)	$(29)
Reinvested capital gains	0	0	341	0	0	0	0	0	0	0
Realized gain (loss)	914	1,117	1,774	839	0	0	1	0	397	0
Unrealized gain (loss)	2,743	1,349	4,141	1,081	77	0	236	4	245	298

Net increase (decrease) in contract owners’ equity from operations	3,428	2,147	5,666	1,458	76	0	277	4	498	269

Equity transactions:
Contract purchase payments	12,039	7,004	11,873	9,250	2,215	34	4,075	239	8,074	563
Transfers (to) and from other subaccounts	3,697	11,039	1,968	(1,851)	0	0	2,130	0	(5,000)	11,619
Transfers (to) and from fixed dollar contract	0	668	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(8,175)	(15,166)	(5,671)	(6,249)	0	0	550	0	(5,000)	0
Surrender charges (note 2)	0	(1,105)	0	(9)	0	0	0	0	0	0

Net equity transactions	7,561	2,440	8,170	1,141	2,215	34	6,755	239	(1,926)	12,182

Net change in contract owners’ equity	10,989	4,587	13,836	2,599	2,291	34	7,032	243	(1,428)	12,451

Contract owners’ equity:
Beginning of period	21,105	16,518	37,183	34,584	34	0	243	0	12,451	0

End of period	$32,094	$21,105	$51,019	$37,183	$2,325	$34	$7,275	$243	$11,023	$12,451

Change in units:
Beginning units	1,741	1,506	3,733	3,574	3	0	23	0	1,172	0

Units purchased	1,227	1,970	1,772	993	187	3	587	23	766	1,172
Units redeemed	(663)	(1,735)	(1,058)	(834)	0	0	0	0	(928)	0

Ending units	2,305	1,741	4,447	3,733	190	3	610	23	1,010	1,172

(a)	Period from May 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

18

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 10 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$307	$(105)	$184	$(116)	$143	$(67)	$149	$(55)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	11	953	7	1,295	4	347	9	375
Unrealized gain (loss)	777	(1,402)	619	(1,273)	488	(578)	365	(574)

Net increase (decrease) in contract owners’ equity from operations	1,095	(554)	810	(94)	635	(298)	523	(254)

Equity transactions:
Contract purchase payments	711	2,052	760	1,668	822	981	1,479	679
Transfers (to) and from other subaccounts	0	(125)	0	(901)	0	(414)	0	(807)
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	(8,218)	0	(10,356)	0	(5,072)	0	(4,044)
Surrender charges (note 2)	0	(92)	0	(87)	0	(121)	0	(75)

Net equity transactions	711	(6,383)	760	(9,676)	822	(4,626)	1,479	(4,247)

Net change in contract owners’ equity	1,806	(6,937)	1,570	(9,770)	1,457	(4,924)	2,002	(4,501)

Contract owners’ equity:
Beginning of period	3,418	10,355	2,356	12,126	2,147	7,071	1,908	6,409

End of period	$5,224	$3,418	$3,926	$2,356	$3,604	$2,147	$3,910	$1,908

Change in units:
Beginning units	343	961	197	972	184	565	158	500

Units purchased	69	197	59	133	60	82	100	58
Units redeemed	0	(815)	0	(908)	0	(463)	0	(400)

Ending units	412	343	256	197	244	184	258	158

The accompanying notes are an integral part of these financial statements.

19

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 5 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$47	$(17)	$48	$(17)	$44	$(16)	$69	$(16)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	109	91	100	108	40	12	112	40
Unrealized gain (loss)	310	(108)	305	(113)	305	(258)	228	(187)

Net increase (decrease) in contract owners’ equity from operations	466	(34)	453	(22)	389	(262)	409	(163)

Equity transactions:
Contract purchase payments	243	574	263	321	280	198	503	238
Transfers (to) and from other subaccounts	0	0	0	0	0	0	334	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	129	0
Withdrawals, surrenders and death benefit payments	(325)	(790)	(310)	(519)	(294)	(265)	(322)	(378)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(82)	(216)	(47)	(198)	(14)	(67)	644	(140)

Net change in contract owners’ equity	384	(250)	406	(220)	375	(329)	1,053	(303)

Contract owners’ equity:
Beginning of period	1,047	1,297	1,105	1,325	1,091	1,420	1,134	1,437

End of period	$1,431	$1,047	$1,511	$1,105	$1,466	$1,091	$2,187	$1,134

Change in units:
Beginning units	92	110	89	103	117	122	90	99

Units purchased	19	50	19	24	24	19	78	18
Units redeemed	(21)	(68)	(18)	(38)	(24)	(24)	(41)	(27)

Ending units	90	92	90	89	117	117	127	90

The accompanying notes are an integral part of these financial statements.

20

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Adviser Series — Class S

	Large Cap Growth		Worldwide		Balanced		International Growth
	Subaccount(b)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,932)	$(8,728)	$3,174	$(3,363)	$1,756	$1,987	$(1,628)	$(389)
Reinvested capital gains	0	0	0	0	80,847	23,985	0	0
Realized gain (loss)	6,714	4,720	4,651	(9,949)	33,490	38,575	19,790	6,036
Unrealized gain (loss)	59,470	18,130	65,666	38,443	(20,140)	12,408	188,862	50,593

Net increase (decrease) in contract owners’ equity from operations	57,252	14,122	73,491	25,131	95,953	76,955	207,024	56,240

Equity transactions:
Contract purchase payments	131,262	161,290	67,659	149,893	188,248	241,272	140,443	58,418
Transfers (to) and from other subaccounts	(21,728)	(69,913)	(70,090)	(87,938)	(114,197)	(48,345)	336,912	145,748
Transfers (to) and from fixed dollar contract	2,043	(29,105)	690	(7,864)	7,134	(5,029)	5,654	9,792
Withdrawals, surrenders and death benefit payments	(61,953)	(145,687)	(71,181)	(171,794)	(139,031)	(402,901)	(59,690)	(32,707)
Surrender charges (note 2)	(200)	(875)	(972)	(2,837)	(545)	(2,287)	0	(1,688)

Net equity transactions	49,424	(84,290)	(73,894)	(120,540)	(58,391)	(217,290)	423,319	179,563

Net change in contract owners’ equity	106,676	(70,168)	(403)	(95,409)	37,562	(140,335)	630,343	235,803

Contract owners’ equity:
Beginning of period	637,747	707,915	546,043	641,452	1,138,482	1,278,817	279,216	43,413

End of period	$744,423	$637,747	$545,640	$546,043	$1,176,044	$1,138,482	$909,559	$279,216

Change in units:
Beginning units	85,625	97,500	65,860	80,973	96,811	115,525	16,039	3,241

Units purchased	19,640	23,366	8,519	19,953	24,244	28,350	25,458	14,958
Units redeemed	(13,225)	(35,241)	(17,340)	(35,066)	(29,248)	(47,064)	(4,885)	(2,160)

Ending units	92,040	85,625	57,039	65,860	91,807	96,811	36,612	16,039

(b)	Formerly known as Growth Subaccount.
The accompanying notes are an integral part of these financial statements.

21

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance
							Funds, Inc.
	Wells Fargo Advantage Variable Trust Funds (note 4)						(note 4)

			Small/Mid Cap				Mid Cap
	Opportunity		Value		Discovery		Growth II
	Subaccount		Subaccount(e)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,056)	$(3,782)	$(1)	$(23)	$(3,045)	$(2,141)	$(892)
Reinvested capital gains	35,295	0	0	0	0	0	0
Realized gain (loss)	10,133	11,077	0	1,760	5,966	8,502	(2,753)
Unrealized gain (loss)	(13,281)	11,154	18	(1,226)	24,954	26,751	(11,846)

Net increase (decrease) in contract owners’ equity from operations	28,091	18,449	17	511	27,875	33,112	(15,491)

Equity transactions:
Contract purchase payments	35,547	50,752	0	438	30,484	35,822	13,035
Transfers (to) and from other subaccounts	(8,632)	(14,505)	500	0	(19,493)	197,680	(265,900)
Transfers (to) and from fixed dollar contract	1,712	(811)	0	0	0	(873)	0
Withdrawals, surrenders and death benefit payments	(58,130)	(31,811)	0	(6,437)	(6,858)	(60,301)	(1,595)
Surrender charges (note 2)	(888)	(316)	0	(8)	(80)	(768)	0

Net equity transactions	(30,391)	3,309	500	(6,007)	4,053	171,560	(254,460)

Net change in contract owners’ equity	(2,300)	21,758	517	(5,496)	31,928	204,672	(269,951)

Contract owners’ equity:
Beginning of period	298,240	276,482	0	5,496	204,672	0	269,951

End of period	$295,940	$298,240	$517	$0	$236,600	$204,672	$0

Change in units:
Beginning units	22,078	21,788	0	410	26,623	0	37,974

Units purchased	2,752	4,518	29	33	4,115	41,074	1,851
Units redeemed	(5,045)	(4,228)	0	(443)	(3,532)	(14,451)	(39,825)

Ending units	19,785	22,078	29	0	27,206	26,623	0

(e)	Formerly known as Multi Cap Value Subaccount.
The accompanying notes are an integral part of these financial statements.

22

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Van Kampen Universal Institutional
	Goldman Sachs Variable Insurance Trust						Funds — Class I

									Core Plus
	Growth & Income		Structured U.S. Equity		Capital Growth		U.S. Real Estate		Fixed Income
	Subaccount		Subaccount(f)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,238	$1,261	$(334)	$(625)	$(1,140)	$(1,955)	$(1,880)	$(794)	$1,145	$525
Reinvested capital gains	11,970	0	0	0	0	0	52,437	10,631	223	175
Realized gain (loss)	11,901	8,682	3,416	4,464	2,100	13,281	21,160	21,908	(141)	(14)
Unrealized gain (loss)	27,707	(1,709)	12,569	6,588	5,434	(8,218)	174,826	29,207	(198)	20

Net increase (decrease) in contract owners’ equity from operations	52,816	8,234	15,651	10,427	6,394	3,108	246,543	60,952	1,029	706

Equity transactions:
Contract purchase payments	39,819	56,822	15,835	29,600	18,129	34,862	204,162	205,579	14,738	12,028
Transfers (to) and from other subaccounts	26,893	58,325	11,120	24,270	(416)	(25,670)	147,020	33,582	(8,519)	25,787
Transfers (to) and from fixed dollar contract	715	0	2,040	783	0	2,057	1,058	18,227	0	3,607
Withdrawals, surrenders and death benefit payments	(64,030)	(45,230)	(19,067)	(25,038)	(15,259)	(101,141)	(64,643)	(78,790)	(3,233)	(7,310)
Surrender charges (note 2)	(833)	(629)	(270)	(783)	(58)	(2,505)	(49)	(2,765)	0	(307)

Net equity transactions	2,564	69,288	9,658	28,832	2,396	(92,397)	287,548	175,833	2,986	33,805

Net change in contract owners’ equity	55,380	77,522	25,309	39,259	8,790	(89,289)	534,091	236,785	4,015	34,511

Contract owners’ equity:
Beginning of period	268,088	190,566	132,538	93,279	91,442	180,731	532,936	296,151	36,811	2,300

End of period	$323,468	$268,088	$157,847	$132,538	$100,232	$91,442	$1,067,027	$532,936	$40,826	$36,811

Change in units:
Beginning units	23,529	17,151	13,350	9,874	10,717	21,515	18,414	11,818	3,455	222

Units purchased	5,547	10,828	3,343	7,929	2,377	5,078	12,311	14,711	1,379	3,949
Units redeemed	(5,614)	(4,450)	(2,420)	(4,453)	(2,128)	(15,876)	(3,659)	(8,115)	(1,090)	(716)

Ending units	23,462	23,529	14,273	13,350	10,966	10,717	27,066	18,414	3,744	3,455

(f)	Formerly known as Core U.S. Equity Subaccount.
The accompanying notes are an integral part of these financial statements.

23

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Lazard Retirement Series, Inc.

							International
	Emerging Markets		Small Cap		Equity		Equity
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,028)	$(5,161)	$(10,563)	$(9,343)	$(19)	$0	$(52)	$(15)
Reinvested capital gains	79,375	20,363	65,956	52,506	0	0	803	0
Realized gain (loss)	72,386	15,006	28,918	17,870	4	0	12	0
Unrealized gain (loss)	131,623	159,147	18,778	(42,549)	579	(2)	2,792	283

Net increase (decrease) in contract owners’ equity from operations	274,356	189,355	103,089	18,484	564	(2)	3,555	268

Equity transactions:
Contract purchase payments	198,300	125,401	127,957	120,449	3,206	563	13,181	7,364
Transfers (to) and from other subaccounts	184,901	198,348	(24,306)	(26,851)	2,000	0	14,311	5,000
Transfers (to) and from fixed dollar contract	(389)	14,313	279	1,535	0	0	0	0
Withdrawals, surrenders and death benefit payments	(121,983)	(49,606)	(48,905)	(75,223)	(419)	0	(63)	0
Surrender charges (note 2)	(1,650)	(610)	(512)	(1,152)	(14)	0	(5)	0

Net equity transactions	259,179	287,846	54,513	18,758	4,773	563	27,424	12,364

Net change in contract owners’ equity	533,535	477,201	157,602	37,242	5,337	561	30,979	12,632

Contract owners’ equity:
Beginning of period	813,865	336,664	698,618	661,376	561	0	12,632	0

End of period	$1,347,400	$813,865	$856,220	$698,618	$5,898	$561	$43,611	$12,632

Change in units:
Beginning units	37,299	21,433	37,087	36,028	53	0	1,105	0

Units purchased	24,301	18,784	11,454	8,123	467	53	2,056	1,105
Units redeemed	(13,440)	(2,918)	(8,852)	(7,064)	(40)	0	(5)	0

Ending units	48,160	37,299	39,689	37,087	480	53	3,156	1,105

(a)	Period from May 2, 2005, date of commencement of operations.
The accompanying notes are an integral part of these financial statements.

24

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid-Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,339)	$(19,764)	$(5,085)	$(13,248)	$(4,850)	$(4,921)	$5,406	$(29)
Reinvested capital gains	190,018	22,167	152,356	147	0	0	39,689	7,920
Realized gain (loss)	72,434	120,194	33,871	39,817	20,892	19,708	4,077	3,601
Unrealized gain (loss)	(72,608)	114,561	(23,696)	144,532	1,525	7,135	4,471	1,098

Net increase (decrease) in contract owners’ equity from operations	169,505	237,158	157,446	171,248	17,567	21,922	53,643	12,590

Equity transactions:
Contract purchase payments	338,589	373,954	389,905	351,850	100,444	141,908	91,643	121,793
Transfers (to) and from other subaccounts	(54,876)	55,563	193,708	223,002	(49,610)	(5,829)	42,942	17,567
Transfers (to) and from fixed dollar contract	12,952	(7,761)	12,266	23,521	522	(2,705)	8,493	(2,516)
Withdrawals, surrenders and death benefit payments	(131,365)	(374,635)	(114,823)	(175,387)	(105,683)	(142,815)	(18,494)	(88,001)
Surrender charges (note 2)	(899)	(10,329)	(337)	(6,060)	(1,607)	(2,486)	0	(2,795)

Net equity transactions	164,401	36,792	480,719	416,926	(55,934)	(11,927)	124,584	46,048

Net change in contract owners’ equity	333,906	273,950	638,165	588,174	(38,367)	9,995	178,227	58,638

Contract owners’ equity:
Beginning of period	1,528,998	1,255,048	1,318,058	729,884	434,217	424,222	229,889	171,251

End of period	$1,862,904	$1,528,998	$1,956,223	$1,318,058	$395,850	$434,217	$408,116	$229,889

Change in units:
Beginning units	83,058	79,390	112,101	71,449	66,515	67,649	18,041	13,999

Units purchased	31,218	34,297	58,347	61,307	18,822	28,561	14,195	14,191
Units redeemed	(23,034)	(30,629)	(19,130)	(20,655)	(27,673)	(29,695)	(5,171)	(10,149)

Ending units	91,242	83,058	151,318	112,101	57,664	66,515	27,065	18,041

The accompanying notes are an integral part of these financial statements.

25

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust — Service Class

	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(847)	$(1,292)	$(2,625)	$(2,580)	$(1,289)	$(1,532)	$6,754	$4,191
Reinvested capital gains	1,100	0	0	0	3,312	0	26,155	32,013
Realized gain (loss)	4,354	6,356	15,885	3,481	1,033	4,509	9,283	9,775
Unrealized gain (loss)	3,061	(239)	(1,114)	6,247	(2,346)	692	38,969	(33,479)

Net increase (decrease) in contract owners’ equity from operations	7,668	4,825	12,146	7,148	710	3,669	81,161	12,500

Equity transactions:
Contract purchase payments	14,636	27,887	25,116	32,068	15,573	30,636	147,983	236,791
Transfers (to) and from other subaccounts	(23,124)	(14,799)	(22,320)	(3,306)	(5,227)	7,421	(128,343)	17,858
Transfers (to) and from fixed dollar contract	279	0	0	(409)	0	0	1,517	14,492
Withdrawals, surrenders and death benefit payments	(884)	(29,591)	(6,323)	(30,199)	(6,846)	(39,491)	(63,238)	(166,663)
Surrender charges (note 2)	0	(1,622)	0	(1,345)	(85)	(1,752)	(1,062)	(2,932)

Net equity transactions	(9,093)	(18,125)	(3,527)	(3,191)	3,415	(3,186)	(43,143)	99,546

Net change in contract owners’ equity	(1,425)	(13,300)	8,619	3,957	4,125	483	38,018	112,046

Contract owners’ equity:
Beginning of period	73,693	86,993	206,022	202,065	97,455	96,972	797,757	685,711

End of period	$72,268	$73,693	$214,641	$206,022	$101,580	$97,455	$835,775	$797,757

Change in units:
Beginning units	6,632	8,114	20,164	20,339	10,191	10,292	65,628	57,107

Units purchased	1,276	2,710	11,114	3,311	1,739	4,298	12,317	30,287
Units redeemed	(2,071)	(4,192)	(11,437)	(3,486)	(1,406)	(4,399)	(15,520)	(21,766)

Ending units	5,837	6,632	19,841	20,164	10,524	10,191	62,425	65,628

The accompanying notes are an integral part of these financial statements.

26

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II				PIMCO Variable Insurance Trust — Administrative Shares

	Small Company		Mid Cap Value		Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount 2005

	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,823)	$(2,198)	$(3,131)	$(4,183)	$19,875	$7,677	$8,160	$4,294	$2,420	$2,360
Reinvested capital gains	5,810	19,885	9,472	4,617	18,750	6,710	1,558	4,143	0	2,940
Realized gain (loss)	5,949	2,207	14,372	22,989	(2,315)	440	(1,449)	(743)	(2,283)	(6,294)
Unrealized gain (loss)	17,878	(15,199)	37,514	2,927	(38,403)	(10,127)	(931)	(5,405)	3,721	(15,425)

Net increase (decrease) in contract owners’ equity from operations	26,814	4,695	58,227	26,350	(2,093)	4,700	7,338	2,289	3,858	(16,419)

Equity transactions:
Contract purchase payments	45,961	67,823	107,827	150,601	132,191	125,358	66,718	58,676	35,322	53,642
Transfers (to) and from other subaccounts	(40,173)	10,266	21,364	(5,960)	51,610	112,044	30,130	49,128	(15,460)	16,337
Transfers (to) and from fixed dollar contract	437	369	6,691	(1,346)	2,886	22,553	13,913	1,684	0	0
Withdrawals, surrenders and death benefit payments	(11,613)	(23,585)	(50,162)	(89,057)	(45,134)	(76,757)	(26,019)	(52,865)	(12,129)	(130,219)
Surrender charges (note 2)	(18)	(280)	(908)	(3,712)	(203)	(2,083)	(222)	(3,032)	(114)	(4,247)

Net equity transactions	(5,406)	54,593	84,812	50,526	141,350	181,115	84,520	53,591	7,619	(64,487)

Net change in contract owners’ equity	21,408	59,288	143,039	76,876	139,257	185,815	91,858	55,880	11,477	(80,906)

Contract owners’ equity:
Beginning of period	194,307	135,019	349,769	272,893	576,059	390,244	209,125	153,245	121,637	202,543

End of period	$215,715	$194,307	$492,808	$349,769	$715,316	$576,059	$300,983	$209,125	$133,114	$121,637

Change in units:
Beginning units	13,089	9,281	19,495	16,390	47,758	32,593	18,774	13,908	10,253	15,730

Units purchased	3,067	5,913	8,652	11,337	21,956	25,825	13,892	10,904	4,380	6,191
Units redeemed	(3,350)	(2,105)	(4,322)	(8,232)	(10,039)	(10,660)	(6,297)	(6,038)	(3,767)	(11,668)

Ending units	12,806	13,089	23,825	19,495	59,675	47,758	26,369	18,774	10,866	10,253

The accompanying notes are an integral part of these financial statements.

27

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series Inc.		Service Class		Royce Capital Fund

	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,145)	$(1,329)	$(60)	$(192)	$(11,469)	$(7,243)	$(3,783)	$(2,189)
Reinvested capital gains	0	0	0	0	47,570	7,627	19,941	4,188
Realized gain (loss)	3,996	7,883	683	224	15,304	7,349	10,235	(4,639)
Unrealized gain (loss)	3,452	(3,126)	3,770	198	65,405	29,664	31,201	20,133

Net increase (decrease) in contract owners’ equity from operations	6,303	3,428	4,393	230	116,810	37,397	57,594	17,493

Equity transactions:
Contract purchase payments	12,369	19,030	3,765	6,724	225,348	237,078	101,252	106,945
Transfers (to) and from other subaccounts	(643)	(12,355)	4,462	15,332	89,420	130,423	5,811	(76,701)
Transfers (to) and from fixed dollar contract	0	0	0	0	4,277	12,368	424	(392)
Withdrawals, surrenders and death benefit payments	(21,894)	(27,468)	(1,400)	(3,247)	(68,310)	(54,350)	(44,335)	(79,434)
Surrender charges (note 2)	0	(106)	(89)	(25)	(23)	(1,856)	(986)	(77)

Net equity transactions	(10,168)	(20,899)	6,738	18,784	250,712	323,663	62,166	(49,659)

Net change in contract owners’ equity	(3,865)	(17,471)	11,131	19,014	367,522	361,060	119,760	(32,166)

Contract owners’ equity:
Beginning of period	90,299	107,770	23,426	4,412	717,533	356,473	275,709	307,875

End of period	$86,434	$90,299	$34,557	$23,426	$1,085,055	$717,533	$395,469	$275,709

Change in units:
Beginning units	12,587	15,497	1,886	365	38,922	20,713	15,176	18,662

Units purchased	1,640	2,707	1,180	1,798	21,345	28,702	6,780	7,087
Units redeemed	(3,132)	(5,617)	(640)	(277)	(8,652)	(10,493)	(3,735)	(10,573)

Ending units	11,095	12,587	2,426	1,886	51,615	38,922	18,221	15,176

The accompanying notes are an integral part of these financial statements.

28

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

					Old Mutual Insurance		UBS Series Trust —
	The Prudential Series Fund, Inc.				Series Fund(c)		Class I

	Jennison		Jennison 20/20 Focus		Tech. & Comm.		U.S. Allocation
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(167)	$(40)	$(1,303)	$(287)	$(231)	$(144)	$52	$(14)
Reinvested capital gains	0	0	4,522	0	0	0	0	0
Realized gain (loss)	45	4	(64)	1,360	503	28	115	191
Unrealized gain (loss)	710	563	9,254	2,313	(88)	1,602	7	175

Net increase (decrease) in contract owners’ equity from operations	588	527	12,409	3,386	184	1,486	174	352

Equity transactions:
Contract purchase payments	12,240	1,559	52,316	11,908	3,738	6,873	595	4,363
Transfers (to) and from other subaccounts	0	4,769	57,432	17,273	(7,979)	4,600	0	1,541
Transfers (to) and from fixed dollar contract	0	1,535	11,691	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(623)	18	(6,706)	(11,580)	0	0	(2,309)	(3,044)
Surrender charges (note 2)	0	0	(101)	(57)	0	0	(23)	(155)

Net equity transactions	11,617	7,881	114,632	17,544	(4,241)	11,473	(1,737)	2,705

Net change in contract owners’ equity	12,205	8,408	127,041	20,930	(4,057)	12,959	(1,563)	3,057

Contract owners’ equity:
Beginning of period	8,461	53	39,001	18,071	20,013	7,054	3,445	388

End of period	$20,666	$8,461	$166,042	$39,001	$15,956	$20,013	$1,882	$3,445

Change in units:
Beginning units	647	5	2,599	1,441	1,618	618	276	33

Units purchased	982	649	7,953	2,400	300	1,035	46	551
Units redeemed	(49)	(7)	(681)	(1,242)	(670)	(35)	(184)	(308)

Ending units	1,580	647	9,871	2,599	1,248	1,618	138	276

(c)	Formerly known as PBHG Insurance Series Fund.
The accompanying notes are an integral part of these financial statements.

29

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Legg Mason Partners Variable
	Portfolios I, Inc.(g)			Franklin Templeton Variable Insurance Products Trust — Class 2

						Franklin Flex
				Templeton Foreign		Cap Growth		Franklin Income
	All Cap		Investors	Securities		Securities		Securities		Total
	Subaccount		Subaccount	Subaccount		Subaccount		Subaccount		Subaccounts

	2006	2005(a)	2006	2006	2005(a)	2006	2005(a)	2006	2005(a)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7	$1	$10	$(136)	$(217)	$(7)	$0	$3,242	$(170)	$(123,086)	$(195,578)
Reinvested capital gains	42	0	22	0	0	0	0	768	0	875,926	220,017
Realized gain (loss)	0	0	5	638	2	7	0	1,420	(4)	969,234	751,704
Unrealized gain (loss)	87	0	40	14,196	2,749	31	1	25,586	169	2,008,901	1,171,194

Net increase (decrease) in contract owners’ equity from operations	136	1	77	14,698	2,534	31	1	31,016	(5)	3,730,975	1,947,337

Equity transactions:
Contract purchase payments	986	123	1,011	34,319	20,771	1,071	44	61,199	3,579	6,041,231	7,171,961
Transfers (to) and from other subaccounts	0	0	(80)	8,666	26,921	(198)	0	191,309	53,012	0	0
Transfers (to) and from fixed dollar contract	0	0	0	669	2,454	0	0	3,782	861	(28,776)	(193,695)
Withdrawals, surrenders and death benefit payments	1	0	162	(2,941)	0	0	0	(30,309)	8,566	(4,698,383)	(10,051,150)
Surrender charges (note 2)	0	0	0	0	0	0	0	0	0	(30,503)	(110,178)

Net equity transactions	987	123	1,093	40,713	50,146	873	44	225,981	66,018	1,283,569	(3,183,062)

Net change in contract owners’ equity	1,123	124	1,170	55,411	52,680	904	45	256,997	66,013	5,014,544	(1,235,725)

Contract owners’ equity:
Beginning of period	124	0	0	52,680	0	45	0	66,013	0	30,641,824	31,877,549

End of period	$1,247	$124	$1,170	$108,091	$52,680	$949	$45	$323,010	$66,013	$35,656,368	$30,641,824

Change in units:
Beginning units	11	0	0	4,710	0	4	0	6,367	0	2,078,262	2,261,320

Units purchased	87	11	97	3,821	4,710	95	4	23,132	6,367	843,664	931,646
Units redeemed	0	0	(6)	(466)	0	(17)	0	(2,797)	0	(753,650)	(1,114,704)

Ending units	98	11	91	8,065	4,710	82	4	26,702	6,367	2,168,276	2,078,262

(a)	Period from May 2, 2005, date of commencement of operations

(g)	Formerly known as Salomon Brothers Variable Series Funds, Inc.
The accompanying notes are an integral part of these financial statements.

30

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2006
(1) Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account D (the “Account”) is a separate account of Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Adviser Series, Wells Fargo Advantage Variable Trust Funds, Goldman Sachs Variable Insurance Trust, Van Kampen Universal Institutional Funds, Inc., Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund — Service Class 2, MFS Variable Insurance Trust — Service Class , J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund — Service Class, Royce Capital Fund, The Prudential Series Fund, Inc., Old Mutual Insurance Series Fund, UBS Series Trust — Class I, Legg Mason Partners Variable Portfolios I, Inc., and Franklin Templeton Variable Insurance Products Trust — Class 2 (collectively the “Funds”). The Funds, other than The Dow Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds, with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is conducted by an affiliate although other means of distribution may be utilized.
(2) Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options
(continued)

31

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement
Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee — per transfer
A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived)	$5
Sales Charge made from purchase payments	No deduction
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant
0% to 7%
State Premium Taxes
For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.5% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.
(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.
(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.
(continued)

32

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund LLC entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month’s Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

Acquired Portfolios	Acquiring Portfolios
Dow Target 10 — February Portfolio	Dow Target 10 — January Portfolio
Dow Target 10 — March Portfolio

Dow Target 10 — May Portfolio	Dow Target 10 — April Portfolio
Dow Target 10 — June Portfolio

Dow Target 10 — August Portfolio	Dow Target 10 — July Portfolio
Dow Target 10 — September Portfolio

Dow Target 10 — November Portfolio	Dow Target 10 — October Portfolio
Dow Target 10 — December Portfolio

Dow Target 5 — February Portfolio	Dow Target 5 — January Portfolio
Dow Target 5 — March Portfolio

Dow Target 5 — May Portfolio	Dow Target 5 — April Portfolio
Dow Target 5 — June Portfolio

Dow Target 5 — August Portfolio	Dow Target 5 — July Portfolio
Dow Target 5 — September Portfolio

Dow Target 5 — November Portfolio	Dow Target 5 — October Portfolio
Dow Target 5 — December Portfolio

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.
(continued)

33

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2006	119,200	$23.799070	$2,836,855	1.35%	5.25%	0.00%
2005	137,802	$22.612057	$3,115,978	1.35%	4.70%	0.00%
2004	163,717	$21.597987	$3,535,959	1.35%	10.93%	0.05%
2003	149,235	$19.469237	$2,905,483	1.35%	42.43%	0.18%
2002	123,529	$13.669538	$1,688,591	1.35%	-19.83%	0.37%
Money Market Subaccount
2006	125,710	$13.447731	$1,690,512	1.35%	3.38%	4.65%
2005	131,260	$13.008610	$1,707,508	1.35%	1.57%	2.97%
2004	97,121	$12.807711	$1,243,896	1.35%	-0.34%	0.99%
2003	103,074	$12.851243	$1,324,634	1.35%	-0.60%	0.73%
2002	113,201	$12.929045	$1,463,584	1.35%	0.04%	1.36%
Bond Subaccount
2006	30,295	$17.742171	$537,506	1.35%	3.05%	3.86%
2005	28,735	$17.216408	$494,715	1.35%	-0.92%	3.51%
2004	38,854	$17.375575	$675,103	1.35%	4.47%	0.00%
2003	36,807	$16.631542	$612,160	1.35%	8.99%	5.64%
2002	34,951	$15.259783	$533,348	1.35%	7.21%	6.03%
Omni Subaccount
2006	56,717	$15.434951	$875,426	1.35%	11.81%	1.33%
2005	58,780	$13.804516	$811,431	1.35%	8.03%	0.96%
2004	105,359	$12.778232	$1,346,306	1.35%	5.69%	1.40%
2003	107,499	$12.090792	$1,299,744	1.35%	24.52%	1.79%
2002	101,108	$9.710079	$981,763	1.35%	-23.80%	1.93%
International Subaccount
2006	96,649	$16.775123	$1,621,300	1.35%	17.64%	0.16%
2005	96,914	$14.259394	$1,381,932	1.35%	7.94%	0.04%
2004	117,465	$13.209970	$1,551,706	1.35%	11.47%	0.00%
2003	119,596	$11.851173	$1,417,353	1.35%	30.83%	0.46%
2002	106,506	$9.058520	$964,790	1.35%	-21.71%	0.27%
Capital Appreciation Subaccount
2006	39,212	$31.588652	$1,238,665	1.35%	14.83%	0.40%
2005	51,407	$27.509920	$1,414,214	1.35%	3.87%	0.45%
2004	77,484	$26.485361	$2,052,197	1.35%	11.00%	0.41%
2003	69,937	$23.861066	$1,668,763	1.35%	29.78%	0.26%
2002	62,081	$18.386422	$1,141,443	1.35%	-21.21%	0.20%
(continued)

34

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2006	46,632	$25.954905	$1,210,320	1.35%	5.95%	0.00%
2005	61,317	$24.497255	$1,502,097	1.35%	-1.33%	0.00%
2004	89,408	$24.826960	$2,219,724	1.35%	9.45%	0.00%
2003	97,339	$22.683293	$2,207,973	1.35%	35.83%	0.00%
2002	90,903	$16.699319	$1,518,010	1.35%	-33.63%	0.00%
International Small Co. Subaccount
2006	35,636	$31.940771	$1,138,226	1.35%	24.67%	0.13%
2005	30,976	$25.620323	$793,617	1.35%	27.28%	0.53%
2004	26,983	$20.128608	$543,133	1.35%	19.26%	1.11%
2003	22,582	$16.878187	$381,141	1.35%	51.87%	0.22%
2002	18,382	$11.113756	$204,292	1.35%	-16.14%	0.00%
Aggressive Growth Subaccount
2006	37,755	$8.596389	$324,559	1.35%	4.37%	0.00%
2005	43,367	$8.236272	$357,183	1.35%	11.78%	0.02%
2004	75,111	$7.368530	$553,458	1.35%	7.50%	0.00%
2003	74,403	$6.854281	$509,981	1.35%	29.74%	0.00%
2002	59,086	$5.283043	$312,156	1.35%	-28.88%	0.00%
Small Cap Growth Subaccount
2006	17,514	$14.596486	$255,648	1.35%	23.93%	0.00%
2005	20,035	$11.777572	$235,959	1.35%	5.07%	0.00%
2004	32,381	$11.209752	$362,979	1.35%	9.96%	0.00%
2003	31,259	$10.194790	$318,683	1.35%	43.41%	0.00%
2002	31,437	$7.108637	$223,476	1.35%	-30.07%	0.00%
Mid Cap Opportunity Subaccount
2006	62,753	$24.686706	$1,549,174	1.35%	8.19%	0.00%
2005	71,529	$22.817404	$1,632,110	1.35%	8.52%	0.00%
2004	100,292	$21.025847	$2,108,731	1.35%	12.04%	0.00%
2003	98,271	$18.766091	$1,844,166	1.35%	44.39%	0.04%
2002	98,055	$12.996454	$1,274,371	1.35%	-26.62%	0.00%
S&P 500 Index Subaccount
2006	164,844	$19.363718	$3,191,990	1.35%	13.77%	1.12%
2005	175,266	$17.020568	$2,983,122	1.35%	3.08%	0.85%
2004	236,654	$16.512291	$3,907,707	1.35%	8.83%	1.19%
2003	224,376	$15.172578	$3,404,368	1.35%	26.14%	1.22%
2002	202,583	$12.028576	$2,436,783	1.35%	-23.66%	1.13%
Social Awareness Subaccount (note 4)
2002	16,064	$5.308960	$85,286	1.35%	-29.27%	0.00%
Blue Chip Subaccount (note 4)
2006	18,587	$12.430062	$231,035	1.35%	14.80%	1.15%
2005	13,814	$10.827162	$149,562	1.35%	3.34%	0.80%
2004	18,235	$10.476751	$191,040	1.35%	8.14%	1.55%
2003	13,780	$9.688215	$133,501	1.35%	24.90%	1.49%
2002	5,280	$7.756922	$40,957	1.35%	-20.50%	1.09%
Equity Income Subaccount (note 4)
2002	2,505	$6.397083	$16,024	1.35%	-21.93%	1.61%
(continued)

35

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount
2006	39,430	$14.526893	$572,802	1.35%	8.67%	0.00%
2005	30,240	$13.368254	$404,261	1.35%	1.62%	4.68%
2004	28,689	$13.154607	$377,390	1.35%	9.19%	0.42%
2003	18,410	$12.047143	$221,790	1.35%	21.15%	8.26%
2002	7,301	$9.943806	$72,604	1.35%	2.56%	11.28%
Capital Growth Subaccount
2006	21,897	$9.776712	$214,076	1.35%	18.53%	0.00%
2005	26,840	$8.248380	$221,391	1.35%	1.25%	0.00%
2004	34,574	$8.146152	$281,644	1.35%	18.11%	0.00%
2003	30,908	$6.897135	$213,179	1.35%	38.23%	0.00%
2002	21,126	$4.989444	$105,408	1.35%	-42.84%	0.00%
Nasdaq-100 Index Subaccount
2006	59,086	$4.133066	$244,206	1.35%	5.19%	0.00%
2005	57,491	$3.929240	$225,896	1.35%	0.09%	0.00%
2004	61,454	$3.925776	$241,255	1.35%	8.53%	0.00%
2003	49,264	$3.617177	$178,195	1.35%	45.89%	0.00%
2002	31,591	$2.479303	$78,324	1.35%	-38.17%	0.00%
Bristol Subaccount
2006	2,305	$13.925418	$32,094	1.35%	14.87%	0.40%
2005	1,741	$12.122350	$21,105	1.35%	10.54%	0.00%
2004	1,506	$10.966446	$16,518	1.35%	7.17%	0.00%
2003	144	$10.232462	$1,475	1.35%	30.69%	1.17%
Bryton Growth Subaccount
2006	4,447	$11.472253	$51,019	1.35%	15.19%	0.00%
2005	3,733	$9.959566	$37,183	1.35%	2.92%	0.02%
2004	3,574	$9.677044	$34,584	1.35%	6.07%	0.00%
2003	1,513	$9.123508	$13,801	1.35%	33.81%	0.00%
2002	74	$6.818402	$506	1.35%	-31.82%	0.00%	5/1/02
U.S. Equity Subaccount
2006	190	$12.237501	$2,325	1.35%	6.49%	1.09%
2005	3	$11.491312	$34	1.35%	14.91%	0.00%	5/2/05
Balanced Subaccount
2006	610	$11.932071	$7,275	1.35%	11.62%	2.70%
2005	23	$10.689691	$243	1.35%	6.90%	1.03%	5/2/05
Covered Call Subaccount
2006	1,010	$10.915968	$11,023	1.35%	2.77%	0.00%
2005	1,172	$10.621566	$12,451	1.35%	6.22%	0.00%	5/2/05
Dow Target 10 Portfolios (note 4):
First Quarter Subaccount
2006	412	$12.681753	$5,224	1.35%	27.15%	8.11%
2005	343	$9.973849	$3,418	1.35%	-7.47%	0.00%
2004	961	$10.779241	$10,355	1.35%	1.83%	0.00%
2003	750	$10.585044	$7,939	1.35%	23.58%	3.20%
2002	49	$8.565381	$423	1.35%	-11.94%	3.19%
(continued)

36

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios (note 4): (continued)
Second Quarter Subaccount
2006	256	$15.332063	$3,926	1.35%	27.92%	7.10%
2005	197	$11.986133	$2,356	1.35%	-3.91%	0.00%
2004	972	$12.473413	$12,126	1.35%	0.57%	0.00%
2003	903	$12.403069	$11,205	1.35%	26.66%	3.40%
2002	107	$9.792664	$1,052	1.35%	-7.86%	3.88%
Third Quarter Subaccount
2006	244	$14.758489	$3,604	1.35%	26.26%	6.63%
2005	184	$11.689326	$2,147	1.35%	-6.68%	0.00%
2004	565	$12.525918	$7,071	1.35%	1.96%	0.00%
2003	431	$12.285097	$5,293	1.35%	22.81%	3.09%
2002	124	$10.003218	$1,238	1.35%	-9.74%	3.02%
Fourth Quarter Subaccount
2006	258	$15.178017	$3,910	1.35%	25.72%	7.91%
2005	158	$12.072991	$1,908	1.35%	-5.77%	0.00%
2004	500	$12.812486	$6,409	1.35%	-0.21%	0.00%
2003	369	$12.839764	$4,736	1.35%	22.17%	2.90%
2002	104	$10.510065	$1,090	1.35%	-6.93%	2.57%
February Subaccount
2002	307	$9.347952	$2,871	1.35%	-11.38%	4.19%
March Subaccount
2002	62	$10.109357	$624	1.35%	-11.87%	4.78%
May Subaccount
2002	59	$10.167294	$602	1.35%	-9.16%	3.46%
June Subaccount
2002	70	$9.527080	$668	1.35%	-8.84%	3.38%
August Subaccount
2002	94	$9.616858	$905	1.35%	-8.80%	3.14%
September Subaccount
2002	83	$9.058614	$753	1.35%	-9.08%	2.95%
November Subaccount
2002	124	$7.865168	$972	1.35%	-14.20%	2.74%
December Subaccount
2002	71	$8.200448	$583	1.35%	-14.74%	3.01%
Dow Target 5 Portfolios (note 4):
First Quarter Subaccount
2006	90	$15.873191	$1,431	1.35%	38.96%	4.46%
2005	92	$11.422589	$1,047	1.35%	-3.50%	0.00%
2004	110	$11.836643	$1,297	1.35%	9.21%	0.00%
2003	434	$10.838384	$4,702	1.35%	17.96%	2.39%
2002	322	$9.188244	$2,960	1.35%	-13.77%	3.07%
(continued)

37

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios (note 4): (continued)
Second Quarter Subaccount
2006	90	$16.803134	$1,511	1.35%	36.04%	4.58%
2005	89	$12.351928	$1,105	1.35%	-4.38%	0.00%
2004	103	$12.917878	$1,325	1.35%	9.48%	0.00%
2003	123	$11.799065	$1,446	1.35%	21.61%	2.43%
2002	33	$9.702465	$317	1.35%	-10.73%	3.12%
Third Quarter Subaccount
2006	117	$12.506687	$1,466	1.35%	34.56%	4.44%
2005	117	$9.294294	$1,091	1.35%	-20.25%	0.00%
2004	122	$11.654989	$1,420	1.35%	6.43%	0.00%
2003	141	$10.951276	$1,545	1.35%	13.36%	3.02%
2002	36	$9.660918	$345	1.35%	-11.98%	2.65%
Fourth Quarter Subaccount
2006	127	$17.178007	$2,187	1.35%	36.49%	6.12%
2005	90	$12.585200	$1,134	1.35%	-13.66%	0.00%
2004	99	$14.576759	$1,437	1.35%	5.13%	0.00%
2003	94	$13.864873	$1,308	1.35%	17.95%	2.63%
2002	31	$11.754453	$368	1.35%	-7.15%	2.59%
February Subaccount
2002	28	$10.689089	$301	1.35%	-8.72%	3.12%
March Subaccount
2002	17	$11.424038	$193	1.35%	-10.13%	3.83%
May Subaccount
2002	23	$9.683400	$221	1.35%	-15.36%	3.31%
June Subaccount
2002	30	$9.169283	$271	1.35%	-12.86%	3.27%
August Subaccount
2002	30	$11.548297	$342	1.35%	-2.45%	2.21%
September Subaccount
2002	29	$9.970517	$288	1.35%	-14.98%	2.74%
November Subaccount
2002	35	$7.174692	$254	1.35%	-16.50%	2.75%
December Subaccount
2002	18	$8.850626	$156	1.35%	-18.64%	3.08%
Janus Adviser Series — Class S:
Large Cap Growth Subaccount
2006	92,040	$8.088000	$744,423	1.35%	8.59%	0.01%
2005	85,625	$7.448164	$637,747	1.35%	2.58%	0.00%
2004	97,500	$7.260655	$707,915	1.35%	3.10%	0.00%
2003	96,641	$7.042398	$680,583	1.35%	28.45%	0.00%
2002	69,415	$5.482775	$380,584	1.35%	-27.47%	0.00%
(continued)

38

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Adviser Series — Class S: (continued)
Worldwide Subaccount
2006	57,039	$9.566025	$545,640	1.35%	15.38%	1.96%
2005	65,860	$8.290950	$546,043	1.35%	4.66%	0.78%
2004	80,973	$7.921814	$641,452	1.35%	3.33%	0.39%
2003	82,882	$7.666199	$635,387	1.35%	21.20%	0.72%
2002	61,168	$6.325364	$386,909	1.35%	-26.99%	0.36%
Balanced Subaccount
2006	91,807	$12.809916	$1,176,044	1.35%	8.93%	1.49%
2005	96,811	$11.759885	$1,138,482	1.35%	6.24%	1.50%
2004	115,525	$11.069611	$1,278,817	1.35%	6.97%	1.68%
2003	105,520	$10.348523	$1,091,975	1.35%	12.49%	1.56%
2002	73,680	$9.199713	$677,838	1.35%	-7.81%	1.96%
International Growth Subaccount
2006	36,612	$24.843224	$909,559	1.35%	42.71%	1.06%
2005	16,039	$17.408378	$279,216	1.35%	29.98%	1.08%
2004	3,241	$13.393020	$43,413	1.35%	18.25%	1.65%
2003	89	$11.325895	$1,011	1.35%	13.26%	11.62%	10/1/03
Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006	19,785	$14.957853	$295,940	1.35%	10.73%	0.00%
2005	22,078	$13.508639	$298,240	1.35%	6.45%	0.00%
2004	21,788	$12.689902	$276,482	1.35%	16.64%	0.00%
2003	25,178	$10.879374	$273,918	1.35%	35.18%	0.08%
2002	19,817	$8.047865	$159,485	1.35%	-27.80%	0.88%
Small/ Mid Cap Value Subaccount
2006	29	$17.590221	$517	1.35%	14.18%	0.00%
2004	410	$13.401021	$5,496	1.35%	15.21%	0.00%
2003	342	$11.632173	$3,974	1.35%	36.55%	0.13%
2002	232	$8.518375	$1,973	1.35%	-24.18%	0.63%
Discovery Subaccount
2006	27,206	$8.696666	$236,600	1.35%	13.12%	0.00%
2005	26,623	$7.687928	$204,672	1.35%	14.71%	0.00%	4/8/05
Strong Variable Insurance Funds, Inc. (note 4):
Mid Cap Growth II Subaccount
2004	37,974	$7.108847	$269,951	1.35%	17.56%	0.00%
2003	30,930	$6.046759	$187,027	1.35%	32.43%	0.00%
2002	19,814	$4.566078	$90,472	1.35%	-38.38%	0.00%
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006	23,462	$13.787026	$323,468	1.35%	21.00%	1.78%
2005	23,529	$11.394024	$268,088	1.35%	2.55%	1.86%
2004	17,151	$11.110873	$190,566	1.35%	17.21%	1.76%
2003	13,914	$9.479323	$131,895	1.35%	22.70%	1.52%
2002	9,051	$7.725302	$69,922	1.35%	-12.52%	3.22%
(continued)

39

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2006	14,273	$11.059061	$157,847	1.35%	11.39%	1.11%
2005	13,350	$9.928137	$132,538	1.35%	5.10%	0.84%
2004	9,874	$9.446706	$93,279	1.35%	13.41%	1.36%
2003	6,734	$8.329966	$56,090	1.35%	27.75%	0.98%
2002	3,664	$6.520423	$23,888	1.35%	-22.94%	0.88%
Capital Growth Subaccount
2006	10,966	$9.139861	$100,232	1.35%	7.12%	0.13%
2005	10,717	$8.532568	$91,442	1.35%	1.57%	0.12%
2004	21,515	$8.400330	$180,731	1.35%	7.63%	0.79%
2003	21,564	$7.804780	$168,301	1.35%	22.09%	0.38%
2002	11,143	$6.392633	$71,232	1.35%	-25.34%	0.36%
Van Kampen Universal Institutional Funds — Class I:
U.S. Real Estate Subaccount
2006	27,066	$39.423598	$1,067,027	1.35%	36.21%	1.10%
2005	18,414	$28.942607	$532,936	1.35%	15.50%	1.15%
2004	11,818	$25.059133	$296,151	1.35%	34.57%	1.85%
2003	2,019	$18.621058	$37,591	1.35%	35.68%	0.00%
2002	1,125	$13.724066	$15,446	1.35%	-2.11%	4.55%
Core Plus Fixed Income Subaccount
2006	3,744	$10.905659	$40,826	1.35%	2.35%	4.20%
2005	3,455	$10.654934	$36,811	1.35%	2.83%	3.45%
2004	222	$10.361744	$2,300	1.35%	2.97%	3.72%
2003	113	$10.062541	$1,137	1.35%	0.63%	0.00%	10/1/03
Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006	48,160	$27.977469	$1,347,400	1.35%	28.22%	0.54%
2005	37,299	$21.819812	$813,865	1.35%	38.91%	0.33%
2004	21,433	$15.708095	$336,664	1.35%	28.84%	0.67%
2003	15,617	$12.191521	$190,391	1.35%	50.90%	0.06%
2002	7,972	$8.078966	$64,403	1.35%	-2.81%	1.34%
Small Cap Subaccount
2006	39,689	$21.573418	$856,220	1.35%	14.53%	0.00%
2005	37,087	$18.837101	$698,618	1.35%	2.61%	0.00%
2004	36,028	$18.357319	$661,376	1.35%	13.35%	0.00%
2003	30,489	$16.194743	$493,763	1.35%	35.40%	0.00%
2002	22,276	$11.961101	$266,449	1.35%	-18.77%	0.00%
Equity Subaccount
2006	480	$12.277824	$5,898	1.35%	15.92%	0.63%
2005	53	$10.591416	$561	1.35%	5.91%	0.30%	5/2/05
International Equity Subaccount
2006	3,156	$13.817475	$43,611	1.35%	20.90%	1.05%
2005	1,105	$11.428665	$12,632	1.35%	14.29%	0.03%	5/2/05
(continued)

40

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid-Cap Subaccount
2006	91,242	$20.417224	$1,862,904	1.35%	10.91%	0.16%
2005	83,058	$18.408868	$1,528,998	1.35%	16.45%	0.00%
2004	79,390	$15.808563	$1,255,048	1.35%	22.99%	0.00%
2003	50,283	$12.853329	$646,303	1.35%	36.41%	0.18%
2002	24,125	$9.422471	$227,316	1.35%	-11.22%	0.33%
VIP Contrafund Subaccount
2006	151,318	$12.927895	$1,956,223	1.35%	9.95%	1.03%
2005	112,101	$11.757816	$1,318,058	1.35%	15.10%	0.10%
2004	71,449	$10.215506	$729,884	1.35%	13.62%	0.15%
2003	38,442	$8.990841	$345,623	1.35%	26.49%	0.19%
2002	16,282	$7.107965	$115,735	1.35%	-10.81%	0.14%
VIP Growth Subaccount
2006	57,664	$6.864747	$395,850	1.35%	5.16%	0.17%
2005	66,515	$6.528123	$434,217	1.35%	4.10%	0.26%
2004	67,649	$6.270947	$424,222	1.35%	1.74%	0.12%
2003	54,031	$6.163398	$333,017	1.35%	30.78%	0.08%
2002	27,296	$4.712906	$128,641	1.35%	-31.23%	0.06%
VIP Equity-Income Subaccount
2006	27,065	$15.079342	$408,116	1.35%	18.34%	3.20%
2005	18,041	$12.742826	$229,889	1.35%	4.17%	1.32%
2004	13,999	$12.232939	$171,251	1.35%	9.75%	0.94%
2003	3,188	$11.146397	$35,530	1.35%	11.46%	0.00%	10/1/03
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006	5,837	$12.380841	$72,268	1.35%	11.43%	0.00%
2005	6,632	$11.110902	$73,693	1.35%	3.64%	0.00%
2004	8,114	$10.721077	$86,993	1.35%	4.79%	0.00%
2003	3,542	$10.230959	$36,239	1.35%	31.66%	0.00%
2002	917	$7.771036	$7,124	1.35%	-32.71%	0.00%
Investors Growth Stock Subaccount
2006	19,841	$10.818153	$214,641	1.35%	5.88%	0.00%
2005	20,164	$10.217477	$206,022	1.35%	2.84%	0.14%
2004	20,339	$9.935102	$202,065	1.35%	7.53%	0.00%
2003	9,461	$9.239429	$87,418	1.35%	20.97%	0.00%
2002	628	$7.637636	$4,797	1.35%	-28.68%	0.00%
Mid Cap Growth Subaccount
2006	10,524	$9.652639	$101,580	1.35%	0.94%	0.00%
2005	10,191	$9.562964	$97,455	1.35%	1.49%	0.00%
2004	10,292	$9.422469	$96,972	1.35%	12.85%	0.00%
2003	6,156	$8.349469	$51,399	1.35%	34.79%	0.00%
2002	1,124	$6.194421	$6,962	1.35%	-44.19%	0.00%
(continued)

41

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

							Investment
	Accumulation	Value Per	Fair			Total	Income	Inception
	Units***	Unit	Value		Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Serv		ice Class:	(continued	)
Total Return Subaccount
2006	62,425	$13.388479	$835,775		1.35%	10.14%	2.15%
2005	65,628	$12.155790	$797,757		1.35%	1.23%	1.86%
2004	57,107	$12.007500	$685,711		1.35%	9.54%	1.47%
2003	29,795	$10.961278	$326,587		1.35%	14.46%	1.23%
2002	8,704	$9.576492	$83,351		1.35%	-6.61%	0.54%
J.P. Morgan Series Trust II:
Small Company Subaccount
2006	12,806	$16.845403	$215,715		1.35%	13.48%	0.00%
2005	13,089	$14.844595	$194,307		1.35%	2.04%	0.00%
2004	9,281	$14.547478	$135,019		1.35%	25.47%	0.00%
2003	2,063	$11.594205	$23,919		1.35%	34.17%	0.00%
2002	2,034	$8.641547	$17,573		1.35%	-22.70%	0.02%
Mid Cap Value Subaccount
2006	23,825	$20.684794	$492,808		1.35%	15.29%	0.57%
2005	19,495	$17.941830	$349,769		1.35%	7.76%	0.17%
2004	16,390	$16.649549	$272,893		1.35%	19.44%	0.30%
2003	14,655	$13.939328	$204,279		1.35%	27.90%	0.31%
2002	6,324	$10.898536	$68,921		1.35%	-0.53%	0.01%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006	59,675	$11.986899	$715,316		1.35%	-0.62%	4.26%
2005	47,758	$12.062047	$576,059		1.35%	0.74%	2.86%
2004	32,593	$11.973265	$390,244		1.35%	7.46%	1.08%
2003	11,067	$11.141628	$123,300		1.35%	7.40%	2.06%
Total Return Subaccount
2006	26,369	$11.414176	$300,983		1.35%	2.47%	4.44%
2005	18,774	$11.138820	$209,125		1.35%	1.09%	3.52%
2004	13,908	$11.018470	$153,245		1.35%	3.49%	1.90%
2003	7,426	$10.646846	$79,069		1.35%	3.65%	2.66%
Global Bond Subaccount
2006	10,866	$12.250266	$133,114		1.35%	3.26%	3.30%
2005	10,253	$11.863540	$121,637		1.35%	-7.86%	2.50%
2004	15,730	$12.876036	$202,543		1.35%	9.13%	1.86%
2003	11,268	$11.799242	$132,958		1.35%	12.91%	2.14%
Calvert Variable Series, Inc.:
Social Equity Subaccount (note 4)
2006	11,095	$7.790275	$86,434		1.35%	8.59%	0.00%
2005	12,587	$7.173738	$90,299		1.35%	3.16%	0.00%
2004	15,497	$6.954328	$107,770		1.35%	5.73%	0.08%
2003	17,314	$6.577645	$113,888		1.35%	16.76%	0.02%	5/2/03
(continued)

42

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Class:
Appreciation Subaccount
2006	2,426	$14.244957	$34,557	1.35%	14.66%	1.13%
2005	1,886	$12.423218	$23,426	1.35%	2.73%	0.00%
2004	365	$12.092543	$4,412	1.35%	3.40%	1.77%
2003	135	$11.695305	$1,577	1.35%	16.95%	3.98%	5/1/03
Royce Capital Fund:
Small-Cap Subaccount
2006	51,615	$21.022206	$1,085,055	1.35%	14.03%	0.07%
2005	38,922	$18.435252	$717,533	1.35%	7.12%	0.01%
2004	20,713	$17.210209	$356,473	1.35%	23.28%	0.00%
2003	5,319	$13.959822	$74,252	1.35%	39.60%	0.00%	5/1/03
Micro-Cap Subaccount
2006	18,221	$21.703853	$395,469	1.35%	19.46%	0.20%
2005	15,176	$18.167951	$275,709	1.35%	10.13%	0.52%
2004	18,662	$16.497173	$307,875	1.35%	12.33%	0.00%
2003	2,557	$14.686946	$37,552	1.35%	46.87%	0.00%	5/1/03
The Prudential Series Fund, Inc.:
Jennison Subaccount
2006	1,580	$13.079226	$20,666	1.35%	0.02%	0.00%
2005	647	$13.076686	$8,461	1.35%	12.51%	0.00%
2004	5	$11.622710	$53	1.35%	7.76%	0.00%
2003	2	$10.785777	$23	1.35%	7.86%	0.00%	10/1/03
Jennison 20/20 Focus Subaccount
2006	9,871	$16.820619	$166,042	1.35%	12.10%	0.00%
2005	2,599	$15.004910	$39,001	1.35%	19.65%	0.00%
2004	1,441	$12.540687	$18,071	1.35%	13.84%	0.00%
2003	5	$11.016365	$57	1.35%	10.16%	0.00%	10/1/03
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2006	1,248	$12.781382	$15,956	1.35%	3.31%	0.00%
2005	1,618	$12.371361	$20,013	1.35%	8.45%	0.00%
2004	618	$11.406981	$7,054	1.35%	5.00%	0.00%
2003	44	$10.863707	$480	1.35%	8.64%	0.00%	10/1/03
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006	138	$13.672736	$1,882	1.35%	9.52%	3.16%
2005	276	$12.484202	$3,445	1.35%	5.18%	1.02%
2004	33	$11.868970	$388	1.35%	8.90%	0.16%
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006	98	$12.745589	$1,247	1.35%	16.54%	2.35%
2005	11	$10.936375	$124	1.35%	9.36%	6.61%	5/2/05
Investors Subaccount
2006	91	$12.841225	$1,170	1.35%	16.69%	0.00%
(continued)

43

Ohio National Variable Account D

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2006	8,065	$13.402507	$108,091	1.35%	19.83%	1.16%
2005	4,710	$11.184401	$52,680	1.35%	11.84%	0.00%	5/2/05
Franklin Flex Cap Growth Securities Subaccount
2006	82	$11.564389	$949	1.35%	3.81%	0.01%
2005	4	$11.140421	$45	1.35%	11.40%	0.55%	5/2/05
Franklin Income Securities Subaccount
2006	26,702	$12.096625	$323,010	1.35%	16.67%	3.08%
2005	6,367	$10.368262	$66,013	1.35%	3.68%	0.00%	5/2/05

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

44

Ohio National Variable Account D
 Report of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company
  and Contract Owners of Ohio National Variable Account D:
We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Columbus, OH
February 19, 2007

45

Ohio National Variable Accounts
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
The following financial statements of the Registrant are incorporated by reference into Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated February 19, 2007
Statements of Assets and Contract Owners’ Equity, December 31, 2006
Statements of Operations for the Periods Ended December 31, 2006
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2006 and 2005
Notes to Financial Statements, December 31, 2006
The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration Statement:
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2007
Consolidated Balance Sheets, December 31, 2006 and 2005
Consolidated Statements of Income for the Years Ended December 31, 2006, 2005 and 2004
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2006, 2005 and 2004
Consolidated Statements of Cash Flows for the Years Ended December 31, 2006, 2005 and 2004
Notes to Consolidated Financial Statements, December 31, 2006, 2005 and 2004
Financial Statement Schedules, December 31, 2006, 2005 and 2004
The following financial information is included in Part A of this Registration Statement:
Accumulation Unit Values
Consents of the Following Persons:
KPMG LLP
Exhibits:
All relevant exhibits which have previously been filed with the Commission and are incorporated herein by reference are as follows:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652).

13

	(3	)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

	(3	)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

	(3	)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

	(3	)(d)	Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515).

	(3	)(e)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900)

	(3	)(f)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900)

	(3	)(g)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900)

	(4)		Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on Form N-4 on July 20, 1994.

	(4	)(a)	Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994.

	(5)		Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994.

	(6	)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

	(6	)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

	(9)		Opinion of Counsel was filed as Exhibit (9) of Post-Effective Amendment No. 21 of the Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 27, 2006.

The following exhibit is filed herewith:

(8)			Powers of Attorney of certain Directors of Depositor

14

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Trudy K. Backus*	Vice President, Administration Projects

Thomas A. Barefield*	Senior Vice President, Institutional Sales

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, Administration

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley, Jr.*	Vice President — ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown	Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh	Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman	Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Philip C. Byrde*	Vice President, Fixed Income Securities

Timothy C. Cardinal*	Vice President & Actuary Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

George E. Castrucci	Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark	Director
201 East Fourth Street
Cincinnati, Ohio 45202

Thomas G. Cody	Director
7 West 7th Street
Cincinnati, OH 45202

Robert W. Conway*	Vice President, PGA Marketing Eastern Division

Ronald J. Dolan*	Director and Executive Vice President and Chief Financial Officer

Anthony G. Esposito*	Vice President, Human Resources Administration

Diane S. Hagenbuch*	Information Technology Head Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden	Director
7000 Midland Boulevard
Batavia, Ohio 45103

Jed R. Martin*	Vice President — Private Placements

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

15

Name and Principal	Positions and Offices
Business Address	with Depositor

William J. McFadden*	Vice President, PGA Marketing Western Division

James I. Miller, II*	Senior Vice President Life Product Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Stephen R. Murphy*	Vice President Annuity Product Management

Jeffrey K. Oehler*	Vice President — Information Systems

James F. Orr	Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips	Director
200 E. Randolph Drive, 43rd Floor
Chicago, IL 60601

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Vice President, Controller & Treasurer

D. Gates Smith*	Director and Executive Vice President, Agency & Group

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Laurens N. Sullivan*	Vice President & National Accounts Manager Institutional Sales

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

Dr. David S. Williams*	Vice President and Medical Director

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

16

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc.	Ohio	100%
(aviation)

ON Global Holdings, Inc.	Delaware	100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.	Connecticut	51%
(investment adviser)

Suffolk Capital Management LLC	Delaware	81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc.	Ohio	100%
(securities broker dealer)

Ohio National Investments, Inc.	Ohio	100%
(investment adviser)

The O.N. Equity Sales Company	Ohio	100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than) 90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

National Security Life and Annuity Company	New York	80.49%
(insurance company)

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio	100%
(investment adviser)

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Item 27. Number of Contract Owners
As of April 10, 2007, the Registrant’s contracts were owned by 181 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a

18

determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such

19

determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.
The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
Trudy K. Backus	Vice President and Director
Michael Haverkamp	Secretary and Director
Barbara A. Turner	Vice President of Operations & Comptroller and Treasurer
James I. Miller II	Vice President and Director

Kimberly A. Plante	Assistant Secretary

Jeffery A. Bley, Jr.	Chief Compliance Officer

20

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and	on Redemption	Brokerage
Commissions	or Annuitization	Commissions	Compensation
$193,695	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

U.S. Bank, N.A. (“Custodian”) 425 Walnut Street Cincinnati, Ohio 45202

(2)	General and auxiliary ledgers:

Depositor and Custodian

(3)	Securities records for portfolio securities:

Custodian

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Custodian

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Custodian

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(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Custodian and Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

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Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of April, 2007.

Ohio National Variable Account D
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins Marc L. Collins
Second Vice President and Counsel
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of April, 2007.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins Marc L. Collins
Second Vice President and Counsel

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As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley David B. O’Maley	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 27, 2007

*/s/ Jack E. Brown Jack E. Brown	Director	April 27, 2007

*/s/ William R. Burleigh William R. Burleigh	Director	April 27, 2007

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 27, 2007

*/s/ George E. Castrucci George E. Castrucci	Director	April 27, 2007

*/s/ Raymond R. Clark Raymond R. Clark	Director	April 27, 2007

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 27, 2007

*/s/ Ronald J. Dolan Ronald J. Dolan	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 27, 2007

*/s/ John W. Hayden John W. Hayden	Director	April 27, 2007

*/s/ James F. Orr James F. Orr	Director	April 27, 2007

/s/ John J. Palmer John J. Palmer	Director	April 27, 2007

*/s/ John R. Phillips John R. Phillips	Director	April 27, 2007

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President, Controller and Treasurer (Principal Accounting Officer)	April 27, 2007

*/s/ D. Gates Smith D. Gates Smith	Director	April 27, 2007

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*By	/s/ John J. Palmer
John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as an exhibit to the Registrant’s registration statement.

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Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
Consent of KPMG LLP
99(8)	Powers of Attorney

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Consent of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company:
We consent to use of our reports for Ohio National Variable Account D dated February 19, 2007, and for The Ohio National Life Insurance Company and subsidiaries dated April 24, 2007, included herein and to the reference to our firm under the heading “Independent Registered Public Accounting Firm” in the Statement of Additional Information in post-effective amendment no. 21 to File No. 33-81784. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004.
/s/ KPMG LLP
Columbus, Ohio
April 27, 2007

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